Voya intermediate bond portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 29.7%
		Basic Materials: 0.9%
2,486,000	(1)	Anglo American Capital PLC, 4.125%, 04/15/2021	$2,510,835	0.1
3,300,000		ArcelorMittal, 5.500%, 03/01/2021	3,449,260	0.1
1,095,000		BHP Billiton Finance USA Ltd., 2.875%, 02/24/2022	1,106,621	0.0
3,084,000		Dow Chemical Co/The, 4.625%, 10/01/2044	3,034,674	0.1
1,900,000	(1)	Dow Chemical Co/The, 4.800%, 11/30/2028	2,046,531	0.1
856,000		Eastman Chemical Co., 2.700%, 01/15/2020	855,545	0.0
4,274,000	(1)	Georgia-Pacific LLC, 2.539%, 11/15/2019	4,266,959	0.1
1,837,000	(1)	Georgia-Pacific LLC, 5.400%, 11/01/2020	1,910,503	0.0
2,663,000		Goldcorp, Inc., 3.700%, 03/15/2023	2,708,722	0.1
2,675,000		Huntsman International LLC, 4.500%, 05/01/2029	2,668,227	0.1
1,225,000		International Flavors & Fragrances, Inc., 3.400%, 09/25/2020	1,232,962	0.0
4,335,000	(1)	Newcrest Finance Pty Ltd., 4.450%, 11/15/2021	4,447,896	0.1
2,063,000		Teck Resources Ltd., 6.125%, 10/01/2035	2,200,334	0.1
			32,439,069	0.9

		Communications: 2.7%
6,026,000	(2)	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	6,183,632	0.2
3,500,000		Amazon.com, Inc., 4.050%, 08/22/2047	3,707,250	0.1
682,000		AT&T, Inc., 4.125%, 02/17/2026	697,939	0.0
5,876,000		AT&T, Inc., 4.300%, 02/15/2030	5,957,106	0.2
1,364,000		AT&T, Inc., 4.550%, 03/09/2049	1,292,704	0.0
2,364,000		AT&T, Inc., 5.150%, 03/15/2042	2,426,535	0.1
3,343,000		AT&T, Inc., 5.150%, 11/15/2046	3,442,401	0.1
5,810,000		AT&T, Inc., 5.150%, 02/15/2050	5,958,616	0.2
431,000		AT&T, Inc., 5.650%, 02/15/2047	472,405	0.0
1,470,000		Baidu, Inc., 4.375%, 05/14/2024	1,526,986	0.0
1,349,000		CBS Corp., 4.600%, 01/15/2045	1,291,058	0.0
1,510,000		CBS Corp., 5.500%, 05/15/2033	1,650,989	0.0
7,311,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	7,366,200	0.2
2,185,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	2,262,308	0.1
3,051,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	3,220,071	0.1
2,425,000		Comcast Corp., 3.300%, 10/01/2020	2,449,028	0.1
2,225,000		Comcast Corp., 3.450%, 10/01/2021	2,270,333	0.1
3,980,000		Comcast Corp., 4.000%, 03/01/2048	3,914,855	0.1
4,620,000		Discovery Communications LLC, 5.200%, 09/20/2047	4,505,815	0.1
1,220,000		Interpublic Group of Cos, Inc./The, 3.500%, 10/01/2020	1,231,111	0.0
1,710,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	1,740,848	0.1
4,885,000	(1)	NBCUniversal Enterprise, Inc., 5.250%, 12/31/2199	4,960,180	0.1
4,252,000		NBCUniversal Media LLC, 5.150%, 04/30/2020	4,359,902	0.1
2,630,000	(1)	Tencent Holdings Ltd., 2.985%, 01/19/2023	2,621,027	0.1
3,754,000		Time Warner Cable LLC, 5.875%, 11/15/2040	3,912,912	0.1
2,270,000		Verizon Communications, Inc., 3.850%, 11/01/2042	2,150,147	0.1
221,000	(1)	Verizon Communications, Inc., 4.016%, 12/03/2029	228,877	0.0
3,163,000		Verizon Communications, Inc., 4.812%, 03/15/2039	3,406,647	0.1
2,378,000		Verizon Communications, Inc., 4.862%, 08/21/2046	2,545,302	0.1
2,210,000		Viacom, Inc., 4.375%, 03/15/2043	1,987,116	0.1
1,420,000		Viacom, Inc., 5.850%, 09/01/2043	1,546,917	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,127,000	(1)	Walt Disney Co/The, 3.000%, 09/15/2022	$1,139,093	0.0
3,620,000	(1)	Walt Disney Co/The, 4.750%, 11/15/2046	4,219,093	0.1
			96,645,403	2.7

		Consumer, Cyclical: 2.4%
875,878		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	883,893	0.0
1,178,763		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	1,218,439	0.0
5,001,220		American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	4,901,696	0.1
604,800		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	609,834	0.0
2,165,762		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	2,120,218	0.1
2,685,000	(1)	BMW US Capital LLC, 3.400%, 08/13/2021	2,721,106	0.1
3,810,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	3,879,496	0.1
1,070,608		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	1,095,500	0.0
4,210,000	(1)	Daimler Finance North America LLC, 2.300%, 02/12/2021	4,161,064	0.1
2,594,682		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	2,764,893	0.1
3,270,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	3,209,874	0.1
3,230,000		DR Horton, Inc., 4.750%, 02/15/2023	3,359,908	0.1
1,448,000		Ford Motor Co., 5.291%, 12/08/2046	1,216,785	0.0
1,144,000		Ford Motor Credit Co. LLC, 3.664%, 09/08/2024	1,055,533	0.0
2,528,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/2025	2,338,033	0.1
1,400,000		General Motors Co., 5.400%, 04/01/2048	1,286,668	0.0
1,930,000		General Motors Financial Co., Inc., 2.650%, 04/13/2020	1,922,637	0.1
1,765,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	1,748,744	0.1
1,893,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,843,094	0.1
3,797,000		Lowe's Cos, Inc., 3.700%, 04/15/2046	3,373,855	0.1
4,640,000	(1)	Nissan Motor Acceptance Corp., 2.600%, 09/28/2022	4,519,619	0.1
2,340,000	(1)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	2,353,696	0.1
831,000		O'Reilly Automotive, Inc., 3.600%, 09/01/2027	829,178	0.0
1,286,000		Southwest Airlines Co., 3.450%, 11/16/2027	1,284,762	0.0
1,533,970		Spirit Airlines Pass Through Trust 2017-1AA, 3.375%, 08/15/2031	1,515,988	0.1
1,379,380		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	1,419,817	0.1
3,517,641		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	3,449,506	0.1
896,065		United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/2027	886,024	0.0
4,449,655		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	4,277,675	0.1
1,197,801		United Airlines 2016-2 Class B Pass Through Trust, 3.650%, 04/07/2027	1,166,299	0.0
2,073,269		United Airlines 2018-1 Class AA Pass Through Trust, 3.500%, 09/01/2031	2,049,371	0.1
1,257,165		US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	1,321,943	0.0
4,211,359		US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	4,350,483	0.1
3,410,000	(1)	Volkswagen Group of America Finance LLC, 2.400%, 05/22/2020	3,386,914	0.1
4,110,000		Walmart, Inc., 2.350%, 12/15/2022	4,089,912	0.1
2,198,000		Walmart, Inc., 3.400%, 06/26/2023	2,268,225	0.1
			84,880,682	2.4

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 5.2%
628,000		Abbott Laboratories, 3.750%, 11/30/2026	$653,082	0.0
1,809,000		Abbott Laboratories, 4.750%, 11/30/2036	2,038,750	0.1
430,000		Abbott Laboratories, 4.900%, 11/30/2046	497,849	0.0
1,970,000		AbbVie, Inc., 2.900%, 11/06/2022	1,966,821	0.1
986,000		AbbVie, Inc., 3.375%, 11/14/2021	997,536	0.0
4,492,000		AbbVie, Inc., 4.450%, 05/14/2046	4,186,602	0.1
1,370,000		Aetna, Inc., 2.800%, 06/15/2023	1,346,770	0.0
1,420,000		Aetna, Inc., 4.500%, 05/15/2042	1,348,428	0.0
1,635,000		Altria Group, Inc., 4.800%, 02/14/2029	1,688,688	0.1
1,070,000		Altria Group, Inc., 5.800%, 02/14/2039	1,135,209	0.0
1,070,000		Altria Group, Inc., 5.950%, 02/14/2049	1,149,831	0.0
6,390,000		AmerisourceBergen Corp., 3.450%, 12/15/2027	6,258,605	0.2
2,500,000		Amgen, Inc., 2.125%, 05/01/2020	2,491,149	0.1
2,500,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	2,504,669	0.1
4,049,000	(1)	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	4,075,187	0.1
1,953,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	1,843,865	0.1
1,260,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,367,037	0.0
3,571,000		Anthem, Inc., 5.100%, 01/15/2044	3,912,511	0.1
4,450,000		AstraZeneca PLC, 2.375%, 11/16/2020	4,426,182	0.1
3,510,000		BAT Capital Corp., 3.222%, 08/15/2024	3,436,005	0.1
3,800,000	(1)	BAT International Finance PLC, 2.750%, 06/15/2020	3,786,514	0.1
3,020,000		Becton Dickinson and Co., 2.894%, 06/06/2022	3,005,482	0.1
2,891,000		Becton Dickinson and Co., 3.700%, 06/06/2027	2,885,622	0.1
2,415,000		Bunge Ltd. Finance Corp., 4.350%, 03/15/2024	2,448,265	0.1
1,067,000		Campbell Soup Co., 3.650%, 03/15/2023	1,083,030	0.0
3,427,000		Cardinal Health, Inc., 2.616%, 06/15/2022	3,385,074	0.1
3,105,000		Celgene Corp., 3.875%, 08/15/2025	3,190,325	0.1
10,165,000	(1),(2)	Cigna Corp., 3.400%, 09/17/2021	10,278,024	0.3
2,202,000	(1)	Cigna Corp., 4.800%, 08/15/2038	2,267,240	0.1
5,520,000		CVS Health Corp., 3.125%, 03/09/2020	5,536,770	0.2
3,700,000		CVS Health Corp., 3.700%, 03/09/2023	3,761,205	0.1
3,900,000		CVS Health Corp., 4.100%, 03/25/2025	4,009,951	0.1
976,000		CVS Health Corp., 4.300%, 03/25/2028	990,751	0.0
3,857,000		CVS Health Corp., 5.050%, 03/25/2048	3,893,468	0.1
67,471		CVS Pass-Through Trust, 6.943%, 01/10/2030	76,989	0.0
2,508,000		Ecolab, Inc., 4.350%, 12/08/2021	2,618,841	0.1
3,034,000		Eli Lilly & Co., 3.875%, 03/15/2039	3,117,030	0.1
2,000,000		General Mills, Inc., 3.700%, 10/17/2023	2,052,084	0.1
3,000,000		General Mills, Inc., 4.000%, 04/17/2025	3,108,949	0.1
4,791,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	4,981,608	0.1
1,809,000		GlaxoSmithKline Capital PLC, 3.000%, 06/01/2024	1,821,047	0.1
772,000		HCA, Inc., 5.250%, 04/15/2025	828,595	0.0
1,182,000		Humana, Inc., 3.150%, 12/01/2022	1,187,961	0.0
3,770,000	(1)	Imperial Brands Finance PLC, 2.950%, 07/21/2020	3,759,618	0.1
2,113,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	2,142,703	0.1
940,000		Johnson & Johnson, 4.375%, 12/05/2033	1,057,407	0.0
2,905,000	(1)	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	2,990,953	0.1
1,750,000		Kraft Heinz Foods Co., 4.375%, 06/01/2046	1,523,198	0.0
3,910,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	4,002,100	0.1
751,000		Kroger Co/The, 4.650%, 01/15/2048	698,270	0.0
750,000		Kroger Co/The, 5.150%, 08/01/2043	745,369	0.0
1,615,000	(1)	Mars, Inc., 3.200%, 04/01/2030	1,618,797	0.0
1,615,000	(1)	Mars, Inc., 3.600%, 04/01/2034	1,627,933	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,845,000		Medtronic, Inc., 4.375%, 03/15/2035	$3,112,773	0.1
296,000		Medtronic, Inc., 4.625%, 03/15/2045	339,245	0.0
1,570,000		Merck & Co., Inc., 4.000%, 03/07/2049	1,634,123	0.1
2,830,000		Mylan NV, 3.750%, 12/15/2020	2,857,014	0.1
1,307,000		Mylan NV, 3.950%, 06/15/2026	1,249,102	0.0
1,362,000		Mylan, Inc., 4.550%, 04/15/2028	1,326,644	0.0
1,533,000		PepsiCo, Inc., 4.450%, 04/14/2046	1,711,967	0.1
2,365,000		Pfizer, Inc., 3.200%, 09/15/2023	2,421,892	0.1
1,310,000		Pfizer, Inc., 4.000%, 03/15/2049	1,355,147	0.0
1,500,000		Philip Morris International, Inc., 3.875%, 08/21/2042	1,382,483	0.0
2,341,000		Reynolds American, Inc., 5.850%, 08/15/2045	2,408,968	0.1
2,990,000	(1)	Seven & i Holdings Co. Ltd., 3.350%, 09/17/2021	3,027,857	0.1
1,019,000		Stryker Corp., 2.625%, 03/15/2021	1,016,439	0.0
4,300,000	(1)	Takeda Pharmaceutical Co. Ltd., 4.000%, 11/26/2021	4,412,140	0.1
2,425,000		Thermo Fisher Scientific, Inc., 3.150%, 01/15/2023	2,444,294	0.1
5,940,000		Unilever Capital Corp., 3.000%, 03/07/2022	6,002,955	0.2
8,270,000		Unilever Capital Corp., 3.250%, 03/07/2024	8,430,123	0.2
3,000,000		UnitedHealth Group, Inc., 4.200%, 01/15/2047	3,130,766	0.1
			186,069,881	5.2

		Energy: 2.8%
1,345,000		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.250%, 01/15/2025	1,397,966	0.0
4,000,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	4,055,603	0.1
1,910,000		BP Capital Markets PLC, 4.742%, 03/11/2021	1,984,966	0.1
1,820,000		Cenovus Energy, Inc., 3.800%, 09/15/2023	1,819,495	0.0
1,000,000		Cenovus Energy, Inc., 5.400%, 06/15/2047	993,442	0.0
1,935,000		Cimarex Energy Co., 3.900%, 05/15/2027	1,933,119	0.1
1,479,000		Cimarex Energy Co., 4.375%, 06/01/2024	1,538,224	0.0
730,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	753,349	0.0
2,938,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	2,900,396	0.1
1,067,000		Energy Transfer Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	1,112,643	0.0
1,910,000		Enterprise Products Operating LLC, 3.500%, 02/01/2022	1,947,983	0.1
1,385,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,427,992	0.0
2,900,000	(3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	2,684,313	0.1
2,749,000		Enterprise Products Operating LLC, 4.900%, 05/15/2046	2,957,797	0.1
4,622,000		EOG Resources, Inc., 2.625%, 03/15/2023	4,593,033	0.1
3,156,000		Exxon Mobil Corp., 2.726%, 03/01/2023	3,180,635	0.1
4,088,000		Halliburton Co., 3.500%, 08/01/2023	4,176,936	0.1
3,491,000		Husky Energy, Inc., 4.400%, 04/15/2029	3,544,104	0.1
1,506,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,572,829	0.0
1,338,000		Kinder Morgan Energy Partners L.P., 4.300%, 05/01/2024	1,399,005	0.0
1,722,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	1,829,392	0.1
1,787,000		Kinder Morgan, Inc./DE, 5.550%, 06/01/2045	1,958,543	0.1
2,041,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	2,024,633	0.1
190,000		Noble Energy, Inc., 3.850%, 01/15/2028	187,511	0.0
2,993,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	3,079,684	0.1
3,125,000		Occidental Petroleum Corp., 4.625%, 06/15/2045	3,428,519	0.1
3,680,000		ONEOK Partners L.P., 3.375%, 10/01/2022	3,714,482	0.1
1,858,000		ONEOK, Inc., 6.000%, 06/15/2035	2,043,825	0.1
2,950,000		Phillips 66 Partners L.P., 3.550%, 10/01/2026	2,901,562	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
3,025,000	(1)	Schlumberger Investment SA, 2.400%, 08/01/2022	$2,995,653	0.1
1,769,000	(1)	Schlumberger Norge AS, 4.200%, 01/15/2021	1,805,978	0.0
1,052,000	(1)	Schlumberger Oilfield UK PLC, 4.200%, 01/15/2021	1,071,120	0.0
5,298,000		Shell International Finance BV, 3.250%, 05/11/2025	5,403,990	0.2
1,750,000		Shell International Finance BV, 4.000%, 05/10/2046	1,828,567	0.1
1,673,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	1,722,725	0.0
845,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/2045	829,183	0.0
2,980,000		Total Capital Canada Ltd., 2.750%, 07/15/2023	2,988,272	0.1
3,907,000		Western Midstream Operating L.P., 4.000%, 07/01/2022	3,965,321	0.1
3,336,000		Williams Partners L.P., 3.600%, 03/15/2022	3,385,210	0.1
2,000,000		Williams Partners L.P., 4.000%, 09/15/2025	2,057,311	0.1
1,640,000		Williams Partners L.P., 4.500%, 11/15/2023	1,723,110	0.0
2,000,000		Williams Partners L.P., 5.400%, 03/04/2044	2,137,969	0.1
			99,056,390	2.8

		Financial: 9.9%
3,590,000		American International Group, Inc., 3.375%, 08/15/2020	3,627,122	0.1
1,250,000		American International Group, Inc., 4.500%, 07/16/2044	1,201,016	0.0
1,787,000		American International Group, Inc., 6.400%, 12/15/2020	1,890,658	0.1
2,460,000		Air Lease Corp., 3.500%, 01/15/2022	2,484,388	0.1
2,430,000		American Express Co., 3.700%, 08/03/2023	2,492,692	0.1
1,840,000	(1)	ANZ New Zealand Int'l Ltd./London, 3.400%, 03/19/2024	1,859,176	0.0
1,508,000		Aon PLC, 4.750%, 05/15/2045	1,571,616	0.0
2,250,000	(1)	Apollo Management Holdings L.P., 4.000%, 05/30/2024	2,254,110	0.1
2,418,000		Arch Capital Group Ltd., 7.350%, 05/01/2034	3,264,759	0.1
2,460,000		Assurant, Inc., 4.900%, 03/27/2028	2,507,488	0.1
2,600,000		Banco Santander SA, 3.125%, 02/23/2023	2,574,144	0.1
6,221,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	6,094,271	0.2
6,966,000	(3)	Bank of America Corp., 3.499%, 05/17/2022	7,054,025	0.2
1,870,000	(3)	Bank of America Corp., 3.593%, 07/21/2028	1,864,334	0.0
1,645,000		Bank of America Corp., 3.950%, 04/21/2025	1,677,991	0.0
3,641,000		Bank of America Corp., 4.183%, 11/25/2027	3,706,356	0.1
4,336,000		Bank of America Corp., 4.250%, 10/22/2026	4,462,270	0.1
2,044,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	2,132,088	0.1
3,080,000		Bank of Nova Scotia/The, 2.450%, 03/22/2021	3,066,482	0.1
1,862,000	(1)	Barclays Bank PLC, 10.179%, 06/12/2021	2,108,828	0.1
2,730,000	(3)	Barclays PLC, 4.610%, 02/15/2023	2,791,152	0.1
3,380,000		BB&T Corp., 3.875%, 03/19/2029	3,424,641	0.1
3,715,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	3,897,653	0.1
4,500,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	4,504,915	0.1
3,765,000		Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	3,754,282	0.1
1,515,000		Capital One Financial Corp., 3.900%, 01/29/2024	1,549,744	0.0
5,418,000		Charles Schwab Corp./The, 3.550%, 02/01/2024	5,638,839	0.2
5,200,000	(3)	Citigroup, Inc., 2.876%, 07/24/2023	5,170,957	0.1
4,879,000		Citigroup, Inc., 5.500%, 09/13/2025	5,355,944	0.1
2,757,000	(1)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,806,033	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,370,000	(1),(3)	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/31/2199	$1,400,825	0.0
6,240,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	6,442,308	0.2
3,150,000	(1)	Credit Agricole SA/London, 2.375%, 07/01/2021	3,116,726	0.1
6,736,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	7,232,376	0.2
3,250,000	(1),(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	3,196,200	0.1
2,303,000		Credit Suisse Group Funding Guernsey Ltd., 3.450%, 04/16/2021	2,328,271	0.1
5,295,000	(1)	Danske Bank A/S, 2.800%, 03/10/2021	5,239,447	0.1
7,975,000	(1)	Federation des Caisses Desjardins du Quebec, 2.250%, 10/30/2020	7,913,891	0.2
8,040,000		First Tennessee Bank NA, 2.950%, 12/01/2019	8,035,765	0.2
3,000,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	2,784,420	0.1
3,076,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	3,064,396	0.1
3,072,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	3,149,610	0.1
1,678,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	1,781,735	0.0
449,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	550,292	0.0
723,000	(1)	HSBC Bank PLC, 4.125%, 08/12/2020	736,352	0.0
4,170,000		HSBC Holdings PLC, 3.400%, 03/08/2021	4,209,043	0.1
2,530,000	(3)	HSBC Holdings PLC, 3.950%, 05/18/2024	2,582,968	0.1
2,177,000	(3)	HSBC Holdings PLC, 4.041%, 03/13/2028	2,197,327	0.1
1,400,000	(3)	HSBC Holdings PLC, 4.583%, 06/19/2029	1,474,493	0.0
3,430,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	3,422,575	0.1
4,499,000	(3)	JPMorgan Chase & Co., 3.207%, 04/01/2023	4,530,505	0.1
6,980,000	(3)	JPMorgan Chase & Co., 3.514%, 06/18/2022	7,080,824	0.2
2,000,000	(3)	JPMorgan Chase & Co., 3.559%, 04/23/2024	2,035,979	0.1
3,320,000		JPMorgan Chase & Co., 3.875%, 09/10/2024	3,407,630	0.1
5,000,000	(3)	JPMorgan Chase & Co., 3.882%, 07/24/2038	4,923,205	0.1
750,000	(3)	JPMorgan Chase & Co., 4.032%, 07/24/2048	743,124	0.0
2,056,000		Kite Realty Group L.P., 4.000%, 10/01/2026	1,926,809	0.1
1,847,000	(1)	Liberty Mutual Group, Inc., 4.569%, 02/01/2029	1,924,500	0.1
4,850,000	(3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	4,728,212	0.1
7,870,000	(1),(3)	Macquarie Group Ltd, 3.189%, 11/28/2023	7,823,134	0.2
1,360,000		Marsh & McLennan Cos, Inc., 3.875%, 03/15/2024	1,412,504	0.0
5,870,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,982,000	0.2
4,560,000	(1)	Mizuho Financial Group, Inc., 2.632%, 04/12/2021	4,535,246	0.1
5,135,000		Morgan Stanley, 2.750%, 05/19/2022	5,107,984	0.1
1,080,000		Morgan Stanley, 3.950%, 04/23/2027	1,083,007	0.0
4,285,000		Morgan Stanley, 4.000%, 07/23/2025	4,417,135	0.1
2,645,000		Morgan Stanley, 5.500%, 07/28/2021	2,801,863	0.1
3,000,000		MUFG Union Bank NA, 3.150%, 04/01/2022	3,027,262	0.1
1,049,000	(3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,012,049	0.0
5,004,000	(1)	Nationwide Building Society, 2.350%, 01/21/2020	4,983,743	0.1
2,661,000	(1),(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,596,032	0.1
6,400,000		ORIX Corp., 3.250%, 12/04/2024	6,399,504	0.2
1,130,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,159,964	0.0
2,085,000		RenaissanceRe Holdings Ltd., 3.600%, 04/15/2029	2,054,229	0.1
4,030,000		Royal Bank of Canada, 2.125%, 03/02/2020	4,010,932	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,690,000		Royal Bank of Canada, 3.455%, (US0003M + 0.660%), 10/05/2023	$2,678,730	0.1
3,380,000		Royal Bank of Canada, 3.700%, 10/05/2023	3,495,737	0.1
6,016,000		Royal Bank of Scotland Group PLC, 3.875%, 09/12/2023	6,046,699	0.2
2,173,000		Santander UK PLC, 2.375%, 03/16/2020	2,166,199	0.1
3,056,000		Senior Housing Properties Trust, 3.250%, 05/01/2019	3,056,403	0.1
3,000,000	(1)	Societe Generale SA, 2.625%, 09/16/2020	2,990,202	0.1
14,131,000	(1),(3)	Standard Chartered PLC, 3.885%, 03/15/2024	14,190,907	0.4
2,527,000		Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	2,499,313	0.1
325,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	319,286	0.0
4,920,000	(1)	Suncorp-Metway Ltd, 2.375%, 11/09/2020	4,883,180	0.1
1,600,000	(1),(3)	Swiss Re Finance Luxembourg SA, 5.000%, 04/02/2049	1,623,191	0.0
3,665,000		Toronto-Dominion Bank/The, 3.150%, 09/17/2020	3,699,865	0.1
5,070,000		Toronto-Dominion Bank/The, 3.250%, 03/11/2024	5,136,383	0.1
3,580,000		Toronto-Dominion Bank/The, 3.500%, 07/19/2023	3,684,000	0.1
2,007,000	(3)	Toronto-Dominion Bank, 3.625%, 09/15/2031	1,984,840	0.1
1,960,000	(1)	UBS AG/London, 2.450%, 12/01/2020	1,949,590	0.1
2,200,000		UBS AG/Stamford CT, 2.350%, 03/26/2020	2,193,571	0.1
4,149,000		UBS AG/Stamford CT, 7.625%, 08/17/2022	4,566,037	0.1
2,470,000		UBS AG, 5.125%, 05/15/2024	2,526,222	0.1
4,440,000		Wells Fargo & Co., 3.750%, 01/24/2024	4,573,297	0.1
3,368,000		Wells Fargo & Co., 4.125%, 08/15/2023	3,493,533	0.1
2,136,000		Wells Fargo & Co., 4.750%, 12/07/2046	2,240,672	0.1
7,600,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	7,747,483	0.2
2,011,000		Willis North America, Inc., 3.600%, 05/15/2024	2,026,037	0.1
1,825,000		XLIT Ltd., 5.500%, 03/31/2045	2,022,656	0.1
3,575,000		Zions Bancorp NA, 3.500%, 08/27/2021	3,614,624	0.1
			352,763,027	9.9

		Industrial: 1.5%
1,915,000		Amphenol Corp., 3.200%, 04/01/2024	1,916,002	0.0
3,106,000	(3)	BNSF Funding Trust I, 6.613%, 12/15/2055	3,359,061	0.1
3,510,000		Caterpillar Financial Services Corp., 3.150%, 09/07/2021	3,552,258	0.1
1,750,000		CSX Corp., 4.650%, 03/01/2068	1,747,321	0.0
1,750,000		FedEx Corp., 4.400%, 01/15/2047	1,651,664	0.0
3,500,000		General Electric Co., 4.500%, 03/11/2044	3,208,235	0.1
4,240,000		Illinois Tool Works, Inc., 3.375%, 09/15/2021	4,309,709	0.1
2,945,000		John Deere Capital Corp., 3.125%, 09/10/2021	2,979,896	0.1
2,840,000		Norfolk Southern Corp., 3.650%, 08/01/2025	2,930,658	0.1
278,000		Northrop Grumman Corp., 2.930%, 01/15/2025	274,514	0.0
2,500,000		Packaging Corp. of America, 2.450%, 12/15/2020	2,484,118	0.1
2,365,000		Rockwell Collins, Inc., 3.200%, 03/15/2024	2,365,695	0.1
2,800,000		Roper Technologies, Inc., 3.650%, 09/15/2023	2,863,106	0.1
2,570,000	(1),(2)	SMBC Aviation Capital Finance DAC, 2.650%, 07/15/2021	2,524,932	0.1
4,600,000		Stanley Black & Decker, Inc., 2.900%, 11/01/2022	4,639,791	0.1
3,230,000		United Parcel Service, Inc., 2.050%, 04/01/2021	3,203,190	0.1
2,230,000		United Parcel Service, Inc., 2.500%, 04/01/2023	2,225,205	0.1
3,025,000		United Parcel Service, Inc., 2.800%, 11/15/2024	3,044,656	0.1
3,955,000		United Technologies Corp., 3.650%, 08/16/2023	4,062,799	0.1
			53,342,810	1.5

		Technology: 1.6%
1,580,000		Analog Devices, Inc., 3.500%, 12/05/2026	1,569,345	0.0
4,240,000		Apple, Inc., 2.400%, 01/13/2023	4,212,525	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
3,200,000		Apple, Inc., 3.750%, 09/12/2047	$3,193,865	0.1
990,000		Apple, Inc., 3.750%, 11/13/2047	991,534	0.0
2,000,000		Apple, Inc., 3.850%, 05/04/2043	2,026,600	0.1
1,918,000	(1)	Dell International LLC / EMC Corp., 4.420%, 06/15/2021	1,968,786	0.1
5,155,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	5,496,544	0.2
3,620,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	3,896,979	0.1
1,840,000		HP, Inc., 4.050%, 09/15/2022	1,901,019	0.1
4,260,000		HP, Inc., 4.300%, 06/01/2021	4,385,783	0.1
2,607,000		International Business Machines Corp., 2.875%, 11/09/2022	2,617,731	0.1
3,030,000		IBM Credit LLC, 3.000%, 02/06/2023	3,055,807	0.1
2,717,000		KLA-Tencor Corp., 4.125%, 11/01/2021	2,793,691	0.1
3,730,000		Microsoft Corp., 3.700%, 08/08/2046	3,824,357	0.1
4,235,000		Microsoft Corp., 4.250%, 02/06/2047	4,737,184	0.1
2,919,000		Microsoft Corp., 4.450%, 11/03/2045	3,332,561	0.1
2,709,000	(1)	NXP BV / NXP Funding LLC, 4.875%, 03/01/2024	2,861,977	0.1
209,000		Oracle Corp., 3.850%, 07/15/2036	211,603	0.0
1,500,000		Oracle Corp., 4.000%, 11/15/2047	1,512,354	0.0
1,215,000		Oracle Corp., 4.300%, 07/08/2034	1,307,337	0.0
			55,897,582	1.6

		Utilities: 2.7%
2,660,000		Alabama Power Co., 3.375%, 10/01/2020	2,685,932	0.1
1,790,000		Alabama Power Co., 5.700%, 02/15/2033	2,132,813	0.1
1,375,000		Ameren Corp., 2.700%, 11/15/2020	1,369,534	0.0
3,120,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	3,416,412	0.1
3,219,000	(1)	American Transmission Systems, Inc., 5.250%, 01/15/2022	3,409,769	0.1
1,274,000		Baltimore Gas & Electric Co., 3.350%, 07/01/2023	1,295,121	0.0
1,800,000		Black Hills Corp., 4.250%, 11/30/2023	1,867,553	0.1
2,190,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	2,123,956	0.1
3,954,000		Commonwealth Edison Co., 3.750%, 08/15/2047	3,902,692	0.1
1,378,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	1,335,528	0.0
1,267,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	1,441,769	0.0
1,913,000	(2)	Duke Energy Carolinas LLC, 2.950%, 12/01/2026	1,896,298	0.1
1,940,000		Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,907,949	0.1
2,934,000		Duke Energy Carolinas LLC, 3.875%, 03/15/2046	2,964,839	0.1
1,286,000		Entergy Corp., 2.950%, 09/01/2026	1,237,891	0.0
3,125,000		Entergy Gulf States Louisiana LLC, 3.950%, 10/01/2020	3,173,811	0.1
3,470,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	3,624,932	0.1
1,269,000		Entergy Texas, Inc., 4.000%, 03/30/2029	1,319,229	0.0
3,528,000		Exelon Corp., 3.497%, 06/01/2022	3,566,617	0.1
3,565,000		FirstEnergy Corp., 2.850%, 07/15/2022	3,542,823	0.1
2,203,000		FirstEnergy Corp., 4.250%, 03/15/2023	2,300,254	0.1
1,246,000		Georgia Power Co., 2.000%, 03/30/2020	1,236,698	0.0
1,310,000		Georgia Power Co., 5.750%, 04/15/2023	1,421,701	0.0
3,640,000		Interstate Power & Light Co., 3.250%, 12/01/2024	3,661,811	0.1
2,802,000	(1)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,921,591	0.1
1,745,000		LG&E & KU Energy LLC, 3.750%, 11/15/2020	1,764,966	0.0
411,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	421,715	0.0
2,275,000		Mississippi Power Co., 3.950%, 03/30/2028	2,306,094	0.1
1,818,000		Mississippi Power Co., 4.250%, 03/15/2042	1,757,680	0.0
775,000		Mississippi Power Co., 4.750%, 10/15/2041	778,456	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,304,000		NextEra Energy Capital Holdings, Inc., 2.900%, 04/01/2022	$2,308,378	0.1
2,650,000		NextEra Energy Capital Holdings, Inc., 3.150%, 04/01/2024	2,666,226	0.1
1,786,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/2023	1,799,207	0.1
1,308,000		NiSource, Inc., 5.950%, 06/15/2041	1,535,878	0.0
710,000		Pennsylvania Electric Co., 5.200%, 04/01/2020	724,410	0.0
4,320,000		Public Service Electric & Gas Co., 3.250%, 09/01/2023	4,430,257	0.1
1,740,000		San Diego Gas & Electric Co., 3.000%, 08/15/2021	1,749,916	0.0
2,643,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	2,542,771	0.1
280,000		Southern California Edison Co., 2.400%, 02/01/2022	271,912	0.0
620,000		Southern California Edison Co., 3.875%, 06/01/2021	625,116	0.0
2,441,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	2,461,754	0.1
1,775,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	2,115,294	0.1
2,317,000		Tampa Electric Co., 5.400%, 05/15/2021	2,439,304	0.1
2,815,000		Union Electric Co., 3.500%, 03/15/2029	2,892,189	0.1
			95,349,046	2.7

	Total Corporate Bonds/Notes
	(Cost $1,046,380,468)		1,056,443,890	29.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 17.2%
5,342,729		Alternative Loan Trust 2005-10CB 1A1, 2.986%, (US0001M + 0.500%), 05/25/2035	4,647,983	0.1
4,398,050		Alternative Loan Trust 2005-51 3A2A, 3.687%, (12MTA + 1.290%), 11/20/2035	4,299,212	0.1
1,974,383		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	1,822,386	0.1
2,453,194		Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	2,377,054	0.1
569,334	(4)	Alternative Loan Trust 2005-J3 2A2, 2.515%, (-1.000*US0001M + 5.000%), 05/25/2035	48,571	0.0
1,657,295		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	1,267,309	0.0
3,622,582		Alternative Loan Trust 2006-HY11 A1, 2.606%, (US0001M + 0.120%), 06/25/2036	3,391,891	0.1
2,335,386		Alternative Loan Trust 2007-23CB A3, 2.986%, (US0001M + 0.500%), 09/25/2037	1,457,706	0.0
197,085		Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	182,983	0.0
1,029,179	(3)	Bear Stearns ALT-A Trust 2005-10 22A1, 4.372%, 01/25/2036	1,020,977	0.0
511,282	(3)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.568%, 05/25/2035	515,580	0.0
1,514,529	(3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.096%, 11/25/2036	1,399,556	0.0
1,259,857	(3)	Bear Stearns ALT-A Trust 2006-6 32A1, 3.960%, 11/25/2036	1,051,673	0.0
12,608	(3)	Bear Stearns ARM Trust 2005-12 13A1, 4.671%, 02/25/2036	12,089	0.0
3,967,946		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 2.676%, (US0001M + 0.190%), 01/25/2037	3,833,380	0.1
171,932	(3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 4.335%, 01/26/2036	154,700	0.0
373,620	(1)	Bellemeade Re Ltd. 2015-1A M2, 6.786%, (US0001M + 4.300%), 07/25/2025	374,867	0.0
675,594	(3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.222%, 12/25/2035	646,258	0.0
3,063,397	(3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.272%, 11/25/2034	3,056,042	0.1
78,974	(3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 4.263%, 02/20/2035	79,652	0.0
23,518		CHL Mortgage Pass-Through Trust 2005-2 2A3, 3.166%, (US0001M + 0.680%), 03/25/2035	21,945	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
168,614		Citicorp Mortgage Securities Trust Series 2006-4 2A1, 5.500%, 08/25/2036	$172,420	0.0
1,129,983		Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	1,108,144	0.0
129,520		Citigroup Mortgage Loan Trust 2006-AR1 1A1, 4.970%, (H15T1Y + 2.400%), 10/25/2035	131,457	0.0
1,725,677	(3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.273%, 09/25/2037	1,667,096	0.1
1,268,328	(1),(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	1,341,974	0.0
79,750	(3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 4.455%, 08/25/2035	80,236	0.0
2,719,636		Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	2,756,527	0.1
369,842		CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	353,843	0.0
1,058,555		Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.986%, (US0001M + 0.500%), 11/25/2035	691,205	0.0
6,039,672		Countrywide Asset-Backed Certificates 2005-IM1 M1, 3.206%, (US0001M + 0.720%), 11/25/2035	6,033,930	0.2
226,086	(3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 4.386%, 07/19/2044	230,309	0.0
755,186		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.762%, (US0001M + 0.280%), 08/19/2045	658,354	0.0
1,000,000		Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,102,921	0.0
11,690,435		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	13,092,849	0.4
2,507,090		Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	2,501,392	0.1
31,761,697	(4)	Fannie Mae 2016-82 SD, 3.565%, (-1.000*US0001M + 6.050%), 11/25/2046	5,181,451	0.2
7,156,029		Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	7,312,303	0.2
8,000,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.736%, (US0001M + 4.250%), 04/25/2029	8,870,421	0.3
3,961,784		Fannie Mae Connecticut Avenue Securities 2014-CO3 1M2, 5.486%, (US0001M + 3.000%), 07/25/2024	4,209,171	0.1
4,183,879		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 6.486%, (US0001M + 4.000%), 05/25/2025	4,520,939	0.1
289,814		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 6.486%, (US0001M + 4.000%), 05/25/2025	310,490	0.0
7,745,686		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 8.036%, (US0001M + 5.550%), 04/25/2028	8,676,554	0.3
7,100,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.736%, (US0001M + 4.250%), 01/25/2029	7,817,827	0.2
300,000		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.936%, (US0001M + 4.450%), 01/25/2029	328,600	0.0
3,400,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 6.036%, (US0001M + 3.550%), 07/25/2029	3,655,789	0.1
4,900,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 6.136%, (US0001M + 3.650%), 09/25/2029	5,281,324	0.2
1,500,000		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.486%, (US0001M + 3.000%), 10/25/2029	1,584,584	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,889,000		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 5.336%, (US0001M + 2.850%), 11/25/2029	$6,111,835	0.2
9,050,000		Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.686%, (US0001M + 2.200%), 01/25/2030	9,169,114	0.3
900,000		Fannie Mae Connecticut Avenue Securities 2017-C06 1M2, 5.136%, (US0001M + 2.650%), 02/25/2030	929,642	0.0
8,050,000		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.886%, (US0001M + 2.400%), 05/25/2030	8,229,571	0.2
8,700,000		Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.986%, (US0001M + 2.500%), 05/25/2030	8,846,804	0.3
4,800,000		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 5.286%, (US0001M + 2.800%), 02/25/2030	4,965,394	0.1
7,100,000		Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.686%, (US0001M + 2.200%), 08/25/2030	7,088,347	0.2
500,000		Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 5.036%, (US0001M + 2.550%), 12/25/2030	503,872	0.0
14,000,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.736%, (US0001M + 2.250%), 07/25/2030	14,098,000	0.4
1,619,139		Fannie Mae Connecticut Avenue Securities, 8.186%, (US0001M + 5.700%), 04/25/2028	1,854,198	0.1
606,666	(4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	113,450	0.0
485,750	(4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	77,116	0.0
12,206		Fannie Mae REMIC Trust 1994-77 FB, 3.986%, (US0001M + 1.500%), 04/25/2024	12,448	0.0
418,084		Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	452,110	0.0
341,286		Fannie Mae REMIC Trust 2001-15 Z, 6.000%, 04/25/2031	370,031	0.0
35,240		Fannie Mae REMIC Trust 2002-21 FC, 3.386%, (US0001M + 0.900%), 04/25/2032	35,815	0.0
974,019	(4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	222,910	0.0
3,475		Fannie Mae REMIC Trust 2004-10 SC, 18.658%, (-4.000*US0001M + 28.600%), 02/25/2034	3,524	0.0
95,335		Fannie Mae REMIC Trust 2004-11 A, 2.606%, (US0001M + 0.120%), 03/25/2034	94,959	0.0
552,070		Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	608,898	0.0
26,646		Fannie Mae REMIC Trust 2005-57 CD, 15.804%, (-3.750*US0001M + 25.125%), 01/25/2035	27,356	0.0
200,855		Fannie Mae REMIC Trust 2005-74 DK, 14.058%, (-4.000*US0001M + 24.000%), 07/25/2035	306,140	0.0
5,934,401	(4)	Fannie Mae REMIC Trust 2005-92 SC, 4.195%, (-1.000*US0001M + 6.680%), 10/25/2035	1,008,691	0.0
383,269		Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	416,980	0.0
1,153,293		Fannie Mae REMIC Trust 2006-104 ES, 21.023%, (-5.000*US0001M + 33.450%), 11/25/2036	1,941,943	0.1
7,043,795	(4)	Fannie Mae REMIC Trust 2006-12 SD, 4.265%, (-1.000*US0001M + 6.750%), 10/25/2035	1,026,553	0.0
3,132,305	(4)	Fannie Mae REMIC Trust 2006-123 UI, 4.255%, (-1.000*US0001M + 6.740%), 01/25/2037	606,077	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
810,867	(4)	Fannie Mae REMIC Trust 2006-72 HS, 4.215%, (-1.000*US0001M + 6.700%), 08/25/2026	$92,847	0.0
270,738		Fannie Mae REMIC Trust 2007-73 A1, 2.550%, (US0001M + 0.060%), 07/25/2037	266,234	0.0
607,623		Fannie Mae REMIC Trust 2008-20 SP, 9.286%, (-2.500*US0001M + 15.500%), 03/25/2038	752,326	0.0
2,638,249		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	2,789,464	0.1
9,341,755	(4)	Fannie Mae REMIC Trust 2010-102 SB, 4.115%, (-1.000*US0001M + 6.600%), 09/25/2040	1,716,051	0.1
3,108,454	(4)	Fannie Mae REMIC Trust 2010-116 SE, 4.115%, (-1.000*US0001M + 6.600%), 10/25/2040	530,287	0.0
9,261,645	(4)	Fannie Mae REMIC Trust 2010-123 SL, 3.585%, (-1.000*US0001M + 6.070%), 11/25/2040	1,231,780	0.0
5,050,000		Fannie Mae REMIC Trust 2010-130 CX, 4.500%, 09/25/2039	5,271,456	0.2
4,733,092	(4)	Fannie Mae REMIC Trust 2010-55 AS, 3.935%, (-1.000*US0001M + 6.420%), 06/25/2040	790,860	0.0
8,159,907		Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	9,190,307	0.3
1,541,426		Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	1,666,265	0.1
10,171,844	(4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	836,096	0.0
2,254,452	(4)	Fannie Mae REMIC Trust 2012-10 US, 3.965%, (-1.000*US0001M + 6.450%), 02/25/2042	292,748	0.0
1,669,222		Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	1,715,314	0.1
12,540,777	(4)	Fannie Mae REMIC Trust 2012-113 SG, 3.615%, (-1.000*US0001M + 6.100%), 10/25/2042	2,129,719	0.1
9,229,293	(4)	Fannie Mae REMIC Trust 2012-122 SB, 3.665%, (-1.000*US0001M + 6.150%), 11/25/2042	1,635,157	0.1
4,157,592	(4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	368,529	0.0
3,922,600		Fannie Mae REMIC Trust 2012-131 BS, 2.413%, (-1.200*US0001M + 5.400%), 12/25/2042	3,353,276	0.1
14,557,057	(4)	Fannie Mae REMIC Trust 2012-137 SN, 3.615%, (-1.000*US0001M + 6.100%), 12/25/2042	2,371,423	0.1
6,077,021	(4)	Fannie Mae REMIC Trust 2012-15 SP, 4.135%, (-1.000*US0001M + 6.620%), 06/25/2040	632,121	0.0
3,823,160	(4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	664,930	0.0
679,387		Fannie Mae REMIC Trust 2013-44 ZG, 3.500%, 03/25/2042	708,483	0.0
11,626,772	(4)	Fannie Mae REMIC Trust 2013-60 DS, 3.715%, (-1.000*US0001M + 6.200%), 06/25/2033	1,863,597	0.1
9,225,689	(4)	Fannie Mae REMIC Trust 2013-9 DS, 3.665%, (-1.000*US0001M + 6.150%), 02/25/2043	1,843,842	0.1
314,177	(4)	Fannie Mae REMIC Trust 2013-9 SA, 3.665%, (-1.000*US0001M + 6.150%), 03/25/2042	42,472	0.0
3,900,846	(4)	Fannie Mae REMIC Trust 2014-81 JI, 4.000%, 09/25/2041	352,468	0.0
27,314,786	(4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	6,009,646	0.2
4,318,012	(4)	Fannie Mae REMICS 2005-66 SY, 4.215%, (-1.000*US0001M + 6.700%), 07/25/2035	747,698	0.0
8,023,547	(4)	Fannie Mae REMICS 2006-120 QD, 2.215%, (-1.000*US0001M + 4.700%), 10/25/2036	688,556	0.0
3,558,076	(4)	Fannie Mae REMICS 2006-59 XS, 4.715%, (-1.000*US0001M + 7.200%), 07/25/2036	602,865	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,904,741	(4)	Fannie Mae REMICS 2007-53 SX, 3.615%, (-1.000*US0001M + 6.100%), 06/25/2037	$631,304	0.0
1,592,781		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	1,730,566	0.1
103,000		Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	106,055	0.0
5,928,619	(4)	Fannie Mae REMICS 2011-149 ES, 3.515%, (-1.000*US0001M + 6.000%), 07/25/2041	620,707	0.0
10,807,886	(4)	Fannie Mae REMICS 2016-93 SL, 4.165%, (-1.000*US0001M + 6.650%), 12/25/2046	1,732,208	0.1
2,220,665		Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	2,207,652	0.1
490,750		Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	488,667	0.0
16,000,000	(5)	Fannie Mae REMICS 2019-18 SA, 3.559%, 07/01/2035	2,310,000	0.1
272,050	(3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.173%, 03/25/2035	225,213	0.0
11,703,045	(4)	First Horizon Alternative Mortgage Securities Trust 2005-FA10 1A2 1A2, 2.215%, (-1.000*US0001M + 4.700%), 01/25/2036	1,462,668	0.0
1,694,034		First Horizon Alternative Mortgage Securities Trust 2006-FA7 A5, 2.786%, (US0001M + 0.300%), 12/25/2036	1,023,042	0.0
1,694,034	(4)	First Horizon Alternative Mortgage Securities Trust 2006-FA7 A9, 4.215%, (-1.000*US0001M + 6.700%), 12/25/2036	427,864	0.0
568,851	(3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 4.586%, 02/25/2036	545,578	0.0
42,942	(3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 4.300%, 08/25/2035	35,620	0.0
1,465,731	(1),(3)	Flagstar Mortgage Trust 2018-1 B1, 4.056%, 03/25/2048	1,497,023	0.0
1,563,446	(1),(3)	Flagstar Mortgage Trust 2018-1 B2, 4.056%, 03/25/2048	1,570,998	0.1
2,052,023	(1),(3)	Flagstar Mortgage Trust 2018-1 B3, 4.056%, 03/25/2048	2,020,687	0.1
6,058,913	(4)	Freddie Mac 2815 GS, 3.516%, (-1.000*US0001M + 6.000%), 03/15/2034	890,171	0.0
19,406,032		Freddie Mac 326 350, 3.500%, 03/15/2044	20,053,054	0.6
7,629		Freddie Mac REMIC Trust 1125 Z, 8.250%, 08/15/2021	7,970	0.0
277,406		Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	303,082	0.0
276,659		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	298,966	0.0
12,703		Freddie Mac REMIC Trust 2411 FJ, 2.834%, (US0001M + 0.350%), 12/15/2029	12,721	0.0
177,761		Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	193,653	0.0
420,932		Freddie Mac REMIC Trust 2472 ZC, 6.000%, 07/15/2032	460,682	0.0
426,319		Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	437,507	0.0
368,397		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	404,478	0.0
73		Freddie Mac REMIC Trust 2559 PB, 5.500%, 08/15/2030	74	0.0
335,168		Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	368,861	0.0
428,305	(4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	97,292	0.0
521,361		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	582,327	0.0
1,135,597		Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	1,252,489	0.0
974,941		Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	1,051,114	0.0
1,119,248		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	1,201,199	0.0
6,630,114	(4)	Freddie Mac REMIC Trust 3045 DI, 4.246%, (-1.000*US0001M + 6.730%), 10/15/2035	1,093,092	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
28,968		Freddie Mac REMIC Trust 3049 NA, 5.000%, 02/15/2035	$28,970	0.0
3,239,684	(4)	Freddie Mac REMIC Trust 3064 SP, 4.116%, (-1.000*US0001M + 6.600%), 03/15/2035	233,763	0.0
439,372		Freddie Mac REMIC Trust 3065 DC, 12.409%, (-3.000*US0001M + 19.860%), 03/15/2035	582,926	0.0
1,036,428	(4)	Freddie Mac REMIC Trust 3102 IS, 15.460%, (-3.667*US0001M + 24.567%), 01/15/2036	469,715	0.0
3,595,909		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	3,939,058	0.1
2,031,398	(4)	Freddie Mac REMIC Trust 3170 SA, 4.116%, (-1.000*US0001M + 6.600%), 09/15/2033	332,369	0.0
1,361,293	(4)	Freddie Mac REMIC Trust 3171 PS, 4.001%, (-1.000*US0001M + 6.485%), 06/15/2036	185,748	0.0
1,779,163		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	1,963,906	0.1
436,788	(3),(4)	Freddie Mac REMIC Trust 3524 LA, 5.386%, 03/15/2033	475,540	0.0
125,837		Freddie Mac REMIC Trust 3556 NT, 5.584%, (US0001M + 3.100%), 03/15/2038	128,974	0.0
7,800,955	(4)	Freddie Mac REMIC Trust 3589 SB, 3.716%, (-1.000*US0001M + 6.200%), 10/15/2039	1,212,914	0.0
1,406,509	(4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	199,490	0.0
8,084,824		Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	8,904,122	0.3
2,848,186		Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	3,182,725	0.1
791,733	(4)	Freddie Mac REMIC Trust 3710 SL, 3.516%, (-1.000*US0001M + 6.000%), 05/15/2036	20,422	0.0
1,504,954		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	1,668,346	0.1
1,622,457	(4)	Freddie Mac REMIC Trust 3752 WS, 4.116%, (-1.000*US0001M + 6.600%), 12/15/2039	74,043	0.0
1,208,721		Freddie Mac REMIC Trust 3819 ZY, 6.000%, 10/15/2037	1,302,630	0.0
5,000,000	(4)	Freddie Mac REMIC Trust 3820 BI, 4.000%, 11/15/2038	461,327	0.0
2,105,956		Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	2,239,594	0.1
6,795,868	(4)	Freddie Mac REMIC Trust 3856 KS, 4.066%, (-1.000*US0001M + 6.550%), 05/15/2041	1,081,593	0.0
1,523,000		Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,677,325	0.1
2,651,592	(4)	Freddie Mac REMIC Trust 3925 SD, 3.566%, (-1.000*US0001M + 6.050%), 07/15/2040	271,736	0.0
13,369,991	(4)	Freddie Mac REMIC Trust 3925 SL, 3.566%, (-1.000*US0001M + 6.050%), 01/15/2041	1,425,646	0.0
4,108,660	(4)	Freddie Mac REMIC Trust 3936 GS, 4.216%, (-1.000*US0001M + 6.700%), 11/15/2025	194,201	0.0
15,683,946	(4)	Freddie Mac REMIC Trust 3951 SN, 4.066%, (-1.000*US0001M + 6.550%), 11/15/2041	2,969,856	0.1
6,181,935	(4)	Freddie Mac REMIC Trust 3984 NS, 4.116%, (-1.000*US0001M + 6.600%), 01/15/2040	459,732	0.0
1,238,352		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	1,326,534	0.0
2,444,290		Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	2,851,933	0.1
2,345,766	(4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	241,130	0.0
5,596,479	(4)	Freddie Mac REMIC Trust 4094 YS, 4.216%, (-1.000*US0001M + 6.700%), 04/15/2040	520,339	0.0
11,945,514	(4)	Freddie Mac REMIC Trust 4102 MS, 4.116%, (-1.000*US0001M + 6.600%), 09/15/2042	2,206,938	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,078,200	(4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	$160,438	0.0
5,271,274		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	5,272,373	0.2
26,170,400		Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	29,067,741	0.8
10,949,607	(4)	Freddie Mac REMIC Trust 4313 SD, 3.666%, (-1.000*US0001M + 6.150%), 03/15/2044	1,679,027	0.1
16,795,712	(4)	Freddie Mac REMIC Trust 4313 SE, 3.666%, (-1.000*US0001M + 6.150%), 03/15/2044	2,576,550	0.1
3,384,327	(4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	403,170	0.0
1,820,803	(4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	335,837	0.0
7,082,033		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	7,722,076	0.2
7,026,380	(4)	Freddie Mac REMIC Trust 4346 ST, 3.716%, (-1.000*US0001M + 6.200%), 07/15/2039	782,585	0.0
10,943,170		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	11,989,783	0.3
6,334,561	(4)	Freddie Mac REMIC Trust 4386 LS, 3.616%, (-1.000*US0001M + 6.100%), 09/15/2044	1,041,897	0.0
10,672,328	(4)	Freddie Mac REMICS 3284 CI, 3.636%, (-1.000*US0001M + 6.120%), 03/15/2037	1,702,066	0.1
17,073,270	(4)	Freddie Mac REMICS 4675 KS, 3.516%, (-1.000*US0001M + 6.000%), 04/15/2047	3,109,585	0.1
663,456		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	684,348	0.0
8,073,507		Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	8,672,376	0.3
12,358,312	(4)	Freddie Mac Strips Series 311 S1, 3.466%, (-1.000*US0001M + 5.950%), 08/15/2043	2,190,506	0.1
3,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 7.186%, (US0001M + 4.700%), 04/25/2028	3,575,923	0.1
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 6.336%, (US0001M + 3.850%), 03/25/2029	552,350	0.0
9,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.986%, (US0001M + 2.500%), 03/25/2030	10,150,013	0.3
6,200,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 5.136%, (US0001M + 2.650%), 12/25/2029	6,375,025	0.2
7,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.836%, (US0001M + 2.350%), 04/25/2030	7,107,989	0.2
6,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 4.286%, (US0001M + 1.800%), 07/25/2030	5,866,423	0.2
1,300,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.786%, (US0001M + 2.300%), 09/25/2030	1,303,118	0.0
322,766		Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	374,607	0.0
503,805		Freddie Mac Structured Pass Through Certificates T-62 1A1, 3.597%, (12MTA + 1.200%), 10/25/2044	509,473	0.0
63,407		Freddie Mac-Ginnie Mae Series 27 FC, 4.125%, (PRIME + (1.375)%), 03/25/2024	64,385	0.0
13,717,509	(4)	Ginnie Mae 2007-35 KY, 3.968%, (-1.000*US0001M + 6.450%), 06/16/2037	2,251,752	0.1
1,102,481		Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	1,048,334	0.0
1,162,146		Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	1,125,750	0.0
464,635		Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	426,959	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
77,386		Ginnie Mae Series 2002-21 FV, 2.882%, (US0001M + 0.400%), 03/16/2032	$77,394	0.0
1,071,716	(4)	Ginnie Mae Series 2005-7 AH, 4.288%, (-1.000*US0001M + 6.770%), 02/16/2035	161,146	0.0
117,909		Ginnie Mae Series 2007-37 S, 16.200%, (-3.667*US0001M + 25.300%), 04/16/2037	128,762	0.0
480,505		Ginnie Mae Series 2007-8 SP, 13.982%, (-3.242*US0001M + 22.048%), 03/20/2037	682,108	0.0
2,970,442	(4)	Ginnie Mae Series 2008-35 SN, 3.912%, (-1.000*US0001M + 6.400%), 04/20/2038	378,823	0.0
1,573,535	(4)	Ginnie Mae Series 2008-40 PS, 4.018%, (-1.000*US0001M + 6.500%), 05/16/2038	249,963	0.0
11,813,299	(4)	Ginnie Mae Series 2009-106 SU, 3.712%, (-1.000*US0001M + 6.200%), 05/20/2037	1,875,254	0.1
3,845,113	(4)	Ginnie Mae Series 2009-25 KS, 3.712%, (-1.000*US0001M + 6.200%), 04/20/2039	581,980	0.0
1,987,459		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	2,140,783	0.1
2,540,073		Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	2,748,626	0.1
1,244,549	(4)	Ginnie Mae Series 2009-33 SN, 3.812%, (-1.000*US0001M + 6.300%), 05/20/2039	51,058	0.0
11,381,181		Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	13,072,746	0.4
1,090,017	(4)	Ginnie Mae Series 2009-43 HS, 3.712%, (-1.000*US0001M + 6.200%), 06/20/2038	40,364	0.0
3,052,718	(4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	390,195	0.0
2,633,718	(4)	Ginnie Mae Series 2010-116 NS, 4.168%, (-1.000*US0001M + 6.650%), 09/16/2040	391,506	0.0
7,157,910	(4)	Ginnie Mae Series 2010-116 SK, 4.132%, (-1.000*US0001M + 6.620%), 08/20/2040	1,186,464	0.0
12,290,037	(4)	Ginnie Mae Series 2010-149 HS, 3.618%, (-1.000*US0001M + 6.100%), 05/16/2040	1,134,182	0.0
4,337,785	(4)	Ginnie Mae Series 2010-4 SP, 4.018%, (-1.000*US0001M + 6.500%), 01/16/2039	448,511	0.0
4,649,134		Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	4,995,951	0.1
2,705,959	(4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	312,455	0.0
2,996,207	(4)	Ginnie Mae Series 2010-68 MS, 3.362%, (-1.000*US0001M + 5.850%), 06/20/2040	435,801	0.0
5,654,462	(4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	1,304,387	0.0
4,165,246	(4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	352,443	0.0
1,210,222	(4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	131,045	0.0
77,771		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	85,186	0.0
5,894,579	(4)	Ginnie Mae Series 2011-80 KS, 4.182%, (-1.000*US0001M + 6.670%), 06/20/2041	1,115,065	0.0
1,291,568	(4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	115,051	0.0
160,671		Ginnie Mae Series 2012-43 MA, 4.000%, 10/20/2041	162,504	0.0
15,681,488	(4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	3,017,793	0.1
12,348,409	(4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	2,713,863	0.1
10,865,353	(4)	Ginnie Mae Series 2014-3 SU, 3.562%, (-1.000*US0001M + 6.050%), 07/20/2039	1,636,585	0.1
1,318,522		Ginnie Mae Series 2014-43 Z, 4.000%, 03/20/2044	1,449,902	0.0
13,365,884	(4)	Ginnie Mae Series 2014-55 MS, 3.718%, (-1.000*US0001M + 6.200%), 04/16/2044	2,142,922	0.1
15,776,056	(4)	Ginnie Mae Series 2014-56 SP, 3.718%, (-1.000*US0001M + 6.200%), 12/16/2039	2,185,085	0.1
11,882,613	(4)	Ginnie Mae Series 2014-58 CS, 3.118%, (-1.000*US0001M + 5.600%), 04/16/2044	1,618,539	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,956,636	(4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	$3,602,333	0.1
5,862,828	(4)	Ginnie Mae Series 2014-99 S, 3.112%, (-1.000*US0001M + 5.600%), 06/20/2044	918,124	0.0
4,274,671		Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	4,338,975	0.1
5,293,552		Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	5,416,584	0.2
2,700		GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	2,808	0.0
78,251		HarborView Mortgage Loan Trust 2005-2 2A1A, 2.922%, (US0001M + 0.440%), 05/19/2035	76,015	0.0
327,669		HomeBanc Mortgage Trust 2004-1 2A, 3.346%, (US0001M + 0.860%), 08/25/2029	315,011	0.0
3,000,000		HomeBanc Mortgage Trust 2005-4 M1, 2.956%, (US0001M + 0.470%), 10/25/2035	2,949,677	0.1
3,580,481		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 2.696%, (US0001M + 0.210%), 04/25/2046	3,330,132	0.1
2,912,860		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.696%, (US0001M + 0.210%), 02/25/2046	2,497,180	0.1
17,858	(3)	JP Morgan Mortgage Trust 2005-A1 6T1, 4.570%, 02/25/2035	17,833	0.0
150,621	(3)	JP Morgan Mortgage Trust 2007-A1 5A5, 4.687%, 07/25/2035	156,286	0.0
4,506,788	(1),(3)	JP Morgan Mortgage Trust 2017-4 B1, 3.965%, 11/25/2048	4,579,900	0.1
1,653,867	(1),(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.965%, 11/25/2048	1,659,191	0.1
1,073,131	(1),(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.845%, 12/25/2048	1,005,287	0.0
1,659,440	(1),(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.768%, 06/25/2048	1,655,024	0.1
1,659,440	(1),(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.768%, 06/25/2048	1,634,004	0.1
2,049,896	(1),(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.768%, 06/25/2048	1,943,428	0.1
1,469,743	(1),(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.781%, 09/25/2048	1,467,298	0.0
1,322,610	(1),(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.795%, 10/25/2048	1,330,944	0.0
5,574,511,534	(1),(4)	L Street Securities 2017-PM1 XIO, 0.000%, 10/25/2048	7,847,240	0.2
9,397,697	(4)	Lehman Mortgage Trust 2006-9 2A5, 4.135%, (-1.000*US0001M + 6.620%), 01/25/2037	2,183,648	0.1
2,679,376		Lehman XS Trust Series 2005-5N 1A2, 2.846%, (US0001M + 0.360%), 11/25/2035	2,529,085	0.1
95,378	(3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 4.528%, 05/25/2033	95,663	0.0
813,346		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.866%, (US0001M + 0.380%), 08/25/2035	816,023	0.0
19,392		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 4A, 2.736%, (US0001M + 0.250%), 11/25/2035	18,991	0.0
31,468		Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.736%, (US0001M + 0.250%), 11/25/2035	29,865	0.0
2,000,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 4.286%, (US0001M + 1.800%), 09/25/2035	1,975,273	0.1
1,643,087		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	1,328,692	0.0
1,707,069	(1),(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,803,903	0.1
22,034	(1),(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	22,308	0.0
919,040		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	836,722	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
411,968	(3)	Provident Funding Mortgage Loan Trust 2005-2 3A, 4.486%, 10/25/2035	$415,384	0.0
1,516,808	(1)	RBSSP Resecuritization Trust 2011-3 2A1, 2.740%, (US0001M + 0.250%), 02/26/2037	1,500,928	0.0
1,849		RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,896	0.0
63,308		Sequoia Mortgage Trust 2003-4 2A1, 2.838%, (US0001M + 0.350%), 07/20/2033	61,405	0.0
41,005	(3)	Sequoia Mortgage Trust 2005-4 2A1, 4.715%, 04/20/2035	42,955	0.0
1,373,469	(1),(3)	Sequoia Mortgage Trust 2014-3 B3, 3.933%, 10/25/2044	1,409,378	0.0
1,349,502	(1),(3)	Sequoia Mortgage Trust 2014-4 B3, 3.861%, 11/25/2044	1,377,815	0.0
1,173,962	(1),(3)	Sequoia Mortgage Trust 2015-2 B3, 3.742%, 05/25/2045	1,138,723	0.0
1,287,184	(1),(3)	Sequoia Mortgage Trust 2015-3 B3, 3.711%, 07/25/2045	1,234,266	0.0
2,900,000	(1),(3)	Sequoia Mortgage Trust 2017-CH2 A13, 4.000%, 12/25/2047	2,948,728	0.1
1,623,937	(1),(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	1,652,041	0.1
4,898,000	(1),(3)	Sequoia Mortgage Trust 2018-CH1 B1B, 4.501%, 02/25/2048	5,229,374	0.2
65,746	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 4.291%, 08/25/2035	65,778	0.0
1,425,081	(3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 4.395%, 04/25/2035	1,375,328	0.0
287,477		Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.732%, (US0001M + 0.250%), 07/19/2035	285,665	0.0
130,667		Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.732%, (US0001M + 0.250%), 07/19/2035	129,378	0.0
322,833		Structured Asset Securities Corp. Trust 2005-17 4A2, 5.500%, 10/25/2035	328,253	0.0
440,084	(3)	Thornburg Mortgage Securities Trust 2006-5 A1, 4.625%, 10/25/2046	440,961	0.0
1,200,000	(1),(3)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	1,195,980	0.0
1,300,000	(1),(3)	Verus Securitization Trust 2018-1 B1, 3.801%, 01/25/2058	1,304,614	0.0
9,455		WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 2.375%, (COF 11 + 1.250%), 02/27/2034	9,340	0.0
32,889		WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 3.797%, (12MTA + 1.400%), 08/25/2042	32,128	0.0
44,853		WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 3.126%, (US0001M + 0.640%), 01/25/2045	46,236	0.0
1,004,324	(3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 3.325%, 10/25/2036	923,377	0.0
358,820		WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 2.625%, (COF 11 + 1.500%), 07/25/2046	352,627	0.0
72,685,402	(3),(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 0.678%, 08/25/2045	1,929,703	0.1
2,389,549		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.976%, (US0001M + 0.490%), 10/25/2045	2,374,501	0.1
871,217	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.905%, 10/25/2036	846,610	0.0
1,601,483	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 3.849%, 12/25/2036	1,487,917	0.0
3,140,063	(3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.899%, 08/25/2046	2,992,123	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,980,471	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.297%, 04/25/2037	$3,621,772	0.1
2,399,418	(3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.575%, 07/25/2037	2,156,855	0.1
3,313,403		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	3,031,526	0.1
293,646		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	284,165	0.0
2,044,732		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 2.586%, (US0001M + 0.100%), 12/25/2036	1,421,295	0.0
4,811,332		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 3.357%, (12MTA + 0.960%), 08/25/2046	3,581,451	0.1
2,229,826		Wells Fargo Alternative Loan 2007-PA2 2A1, 2.916%, (US0001M + 0.430%), 06/25/2037	1,841,074	0.1
44,712	(3)	Wells Fargo Mortgage Backed Securities 2004-CC A1, 4.988%, 01/25/2035	45,908	0.0
73,162	(3)	Wells Fargo Mortgage Backed Securities 2004-EE 2A1, 4.558%, 12/25/2034	75,137	0.0
214,357	(3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 4.440%, 05/25/2035	220,672	0.0
80,210	(3)	Wells Fargo Mortgage Backed Securities 2005-AR9 2A1, 4.672%, 10/25/2033	81,672	0.0
1,125,832	(3)	Wells Fargo Mortgage Backed Securities 2006-AR2 2A5, 4.955%, 03/25/2036	1,119,395	0.0
624,624	(3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.170%, 04/25/2036	615,984	0.0
1,078,511	(1),(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.791%, 08/20/2045	1,058,162	0.0

	Total Collateralized Mortgage Obligations
	(Cost $601,267,172)		610,099,476	17.2

MUNICIPAL BONDS: 0.1%
		California: 0.1%
500,000		California State University, 6.434%, 11/01/2030	629,955	0.1
200,000		Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	270,750	0.0
300,000		Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	456,312	0.0
100,000		State of California, 7.700%, 11/01/2030	108,101	0.0
200,000		Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	248,716	0.0
300,000		Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	417,378	0.0

	Total Municipal Bonds
	(Cost $1,603,543)		2,131,212	0.1

SOVEREIGN BONDS: 0.1%
5,365,000		Ukraine Government AID Bonds, 1.847%, 05/29/2020	5,362,779	0.1

		Total Sovereign Bonds
		(Cost $5,365,000)	5,362,779	0.1

CONVERTIBLE BONDS/NOTES: 0.1%
		Financial: 0.1%
2,440,000		Santander UK PLC, 3.400%, 06/01/2021	2,459,543	0.1

	Total Convertible Bonds/Notes
	(Cost $2,425,506)		2,459,543	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.8%
		Federal Home Loan Mortgage Corporation: 6.5%(6)
1,229,718		2.500%, 05/01/2030	1,229,723	0.0
1,617,710		2.500%, 05/01/2030	1,615,646	0.1
1,983,664		2.500%, 06/01/2030	1,980,320	0.1
6,660,000	(7)	3.000%, 11/15/2026	6,725,235	0.2
6,134,435		3.000%, 03/01/2045	6,132,868	0.2
6,086,131		3.000%, 03/01/2045	6,090,229	0.2
4,823,523		3.000%, 04/01/2045	4,820,050	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
4,891,556		3.000%, 04/01/2045	$4,894,850	0.1
10,773,001		3.000%, 10/01/2046	10,780,261	0.3
14,104,945		3.000%, 10/01/2046	14,070,757	0.4
11,946,678		3.000%, 03/01/2048	11,917,725	0.3
19,477,968		3.000%, 08/01/2048	19,412,279	0.6
2,168,363		3.500%, 08/01/2042	2,217,142	0.1
13,787,187		3.500%, 01/01/2045	14,041,778	0.4
5,311,684		3.500%, 03/01/2045	5,424,995	0.2
1,228,421		3.500%, 04/01/2045	1,254,627	0.0
611,756		3.500%, 05/01/2045	624,237	0.0
1,973,086		3.500%, 05/01/2045	2,015,179	0.1
943,194		3.500%, 06/01/2045	963,315	0.0
1,339,459		3.500%, 07/01/2045	1,368,036	0.1
1,275,814		3.500%, 07/01/2045	1,303,031	0.0
1,025,561		3.500%, 08/01/2045	1,047,438	0.0
2,570,313		3.500%, 08/01/2045	2,625,145	0.1
1,452,593		3.500%, 08/01/2045	1,483,584	0.1
1,247,342		3.500%, 08/01/2045	1,273,948	0.0
1,021,587		3.500%, 08/01/2045	1,045,751	0.0
1,640,857		3.500%, 09/01/2045	1,675,865	0.1
3,480,448		3.500%, 09/01/2045	3,554,703	0.1
1,051,507		3.500%, 09/01/2045	1,073,939	0.0
1,939,163		3.500%, 11/01/2045	1,980,534	0.1
9,503,563		3.500%, 12/01/2046	9,689,705	0.3
24,131,586		3.500%, 03/01/2048	24,659,522	0.7
2,366,080		4.000%, 10/01/2041	2,457,454	0.1
370,428		4.000%, 11/01/2041	381,526	0.0
3,035,200		4.000%, 12/01/2041	3,152,400	0.1
595,600		4.000%, 07/01/2045	615,639	0.0
3,572,787		4.000%, 09/01/2045	3,692,733	0.1
7,373,086		4.000%, 09/01/2045	7,620,820	0.2
308,923		4.000%, 09/01/2045	319,297	0.0
4,744,150		4.000%, 09/01/2045	4,903,762	0.2
1,389,048		4.000%, 11/01/2047	1,434,406	0.1
1,076,421		4.000%, 03/01/2048	1,111,665	0.0
2,037,444		4.000%, 06/01/2048	2,141,813	0.1
87,464		4.085%, 09/01/2035	90,324	0.0
5,369		4.172%, 04/01/2032	5,622	0.0
3,377		4.225%, 03/01/2036	3,570	0.0
731,809		4.345%, 06/01/2035	765,904	0.0
12,041		4.500%, 06/01/2039	12,754	0.0
131,595		4.500%, 10/01/2039	139,413	0.0
35,581		4.500%, 09/01/2040	37,698	0.0
114,362		4.500%, 03/01/2041	120,811	0.0
962,112		4.500%, 08/01/2041	1,011,936	0.0
956,394		4.500%, 08/01/2041	1,013,298	0.0
1,976,811		4.500%, 09/01/2041	2,076,041	0.1
816,568		4.500%, 09/01/2041	865,135	0.0
368,940		4.500%, 09/01/2041	389,185	0.0
427,394		4.500%, 09/01/2041	452,165	0.0
4,205		4.623%, 06/01/2024	4,393	0.0
31,987		4.689%, 11/01/2035	33,713	0.0
14,894		4.723%, 11/01/2031	15,674	0.0
211,567		4.759%, 01/01/2029	218,972	0.0
37,534		5.000%, 05/01/2028	39,738	0.0
154,220		5.000%, 05/01/2035	166,252	0.0
15,439,000	(7)	5.000%, 04/15/2039	16,350,564	0.5
503,088		5.000%, 01/01/2041	543,764	0.0
437,499		5.000%, 04/01/2041	472,873	0.0
5,419		5.500%, 09/01/2019	5,421	0.0
8,849		5.500%, 11/01/2021	9,482	0.0
38,710		5.500%, 03/01/2023	41,477	0.0
11,327		5.500%, 05/01/2023	12,137	0.0
15,382		5.500%, 03/01/2034	16,914	0.0
5,805		5.500%, 05/01/2036	6,373	0.0
109,419		5.500%, 06/01/2036	120,387	0.0
11,654		5.500%, 12/01/2036	12,815	0.0
62,972		5.500%, 03/01/2037	69,254	0.0
19,277		5.500%, 04/01/2037	21,169	0.0
89,235		5.500%, 05/01/2037	98,164	0.0
175,603		5.500%, 07/01/2037	191,261	0.0
13,871		5.500%, 09/01/2037	15,254	0.0
33,374		5.500%, 09/01/2037	35,864	0.0
15,333		5.500%, 10/01/2037	16,783	0.0
59,322		5.500%, 11/01/2037	65,235	0.0
42,994		5.500%, 12/01/2037	47,123	0.0
167,569		5.500%, 12/01/2037	184,253	0.0
14,035		5.500%, 01/01/2038	15,571	0.0
12,255		5.500%, 01/01/2038	13,475	0.0
164,693		5.500%, 02/01/2038	180,382	0.0
122,745		5.500%, 02/01/2038	134,968	0.0
85,465		5.500%, 03/01/2038	93,647	0.0
144,334		5.500%, 04/01/2038	158,315	0.0
73,007		5.500%, 05/01/2038	79,736	0.0
12,880		5.500%, 05/01/2038	14,080	0.0
83,548		5.500%, 06/01/2038	91,264	0.0
292,009		5.500%, 06/01/2038	319,079	0.0
292,753		5.500%, 07/01/2038	321,258	0.0
57,135		5.500%, 08/01/2038	62,447	0.0
14,935		5.500%, 08/01/2038	16,308	0.0
68,930		5.500%, 09/01/2038	75,346	0.0
58,063		5.500%, 10/01/2038	63,603	0.0
65,340		5.500%, 10/01/2038	71,488	0.0
179,748		5.500%, 11/01/2038	196,289	0.0
6,518		5.500%, 11/01/2038	7,117	0.0
22,512		5.500%, 12/01/2038	24,754	0.0
13,531		5.500%, 12/01/2038	14,642	0.0
51,728		5.500%, 01/01/2039	56,570	0.0
107,240		5.500%, 03/01/2039	117,156	0.0
40,929		5.500%, 07/01/2039	44,946	0.0
29,056		5.500%, 12/01/2039	31,782	0.0
175,039		5.500%, 03/01/2040	191,686	0.0
61,823		5.500%, 08/01/2040	67,576	0.0
40,021		5.500%, 08/01/2040	42,881	0.0
123,872		5.500%, 08/01/2040	135,467	0.0
664,704		6.000%, 09/01/2027	719,931	0.0
15,041		6.000%, 02/01/2029	16,291	0.0
12,045		6.000%, 05/01/2035	13,291	0.0
449,555		6.000%, 03/01/2037	505,687	0.0
5,051		6.000%, 05/01/2037	5,568	0.0
56,187		6.000%, 07/01/2037	61,979	0.0
64,305		6.000%, 08/01/2037	70,959	0.0
20,865		6.000%, 08/01/2037	22,966	0.0
400,294		6.000%, 09/01/2037	441,088	0.0
909		6.000%, 10/01/2037	1,003	0.0
17,171		6.000%, 11/01/2037	18,939	0.0
13,125		6.000%, 12/01/2037	14,346	0.0
2,178		6.000%, 12/01/2037	2,359	0.0
529,317		6.000%, 01/01/2038	583,394	0.0
1,993		6.000%, 04/01/2038	2,199	0.0
12,112		6.000%, 06/01/2038	13,403	0.0
1,357		6.000%, 07/01/2038	1,496	0.0
42,830		6.000%, 08/01/2038	47,154	0.0
69,504		6.000%, 11/01/2038	76,620	0.0
24,446		6.000%, 05/01/2039	26,686	0.0
21,830		6.000%, 08/01/2039	23,755	0.0
3,562		6.000%, 09/01/2039	3,858	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
1,165,924		6.500%, 09/01/2034	$1,319,547	0.0
			229,257,449	6.5

		Federal National Mortgage Association: 11.6%(6)
2,582,893		2.500%, 05/01/2030	2,571,432	0.1
5,838,840		2.500%, 06/01/2030	5,812,914	0.2
4,003,171		2.500%, 06/01/2030	3,985,398	0.1
2,418,801		2.500%, 07/01/2030	2,408,059	0.1
5,087,582		3.000%, 08/01/2030	5,145,708	0.2
2,975,179		3.000%, 09/01/2030	3,009,664	0.1
23,523,000	(7)	3.000%, 05/01/2043	23,400,790	0.7
15,117,918		3.000%, 07/01/2043	15,135,213	0.4
1,530,700		3.000%, 08/01/2043	1,532,448	0.1
3,709,640		3.000%, 09/01/2043	3,713,880	0.1
11,297,499		3.000%, 04/01/2045	11,303,424	0.3
7,379,471		3.000%, 08/01/2046	7,369,632	0.2
919,883		3.000%, 09/01/2046	917,517	0.0
12,836,855		3.000%, 01/01/2047	12,803,833	0.4
5,399		3.413%, 05/01/2036	5,371	0.0
1,406,894		3.500%, 12/01/2041	1,437,708	0.1
378,103		3.500%, 08/01/2042	386,385	0.0
952,159		3.500%, 08/01/2042	973,016	0.0
935,885		3.500%, 10/01/2042	956,387	0.0
1,704,784		3.500%, 10/01/2042	1,742,128	0.1
495,780		3.500%, 03/01/2043	506,638	0.0
17,000	(7)	3.500%, 04/01/2044	17,237	0.0
4,512,089		3.500%, 01/01/2046	4,615,151	0.2
6,623,737		3.500%, 02/01/2046	6,774,452	0.2
32,551,362		3.500%, 08/01/2046	33,290,549	1.0
5,387,651		3.500%, 08/01/2046	5,510,004	0.2
9,819,389		3.500%, 09/01/2047	9,977,834	0.3
14,885,628		3.500%, 07/01/2048	15,202,524	0.4
83,350		3.532%, 08/01/2042	83,940	0.0
43,607		3.532%, 08/01/2042	43,897	0.0
36,035		3.532%, 10/01/2044	36,297	0.0
70,556		3.532%, 10/01/2044	71,050	0.0
491,876		3.863%, 08/01/2035	510,954	0.0
183,864		3.899%, 02/01/2033	188,143	0.0
2,879		4.000%, 08/01/2019	2,968	0.0
20,864		4.000%, 07/01/2021	21,628	0.0
4,436,727		4.000%, 09/01/2026	4,572,794	0.1
7,407		4.000%, 05/01/2029	7,622	0.0
52,463		4.000%, 11/01/2030	54,566	0.0
27,822		4.000%, 02/01/2031	28,937	0.0
14,605		4.000%, 10/01/2031	15,191	0.0
10,956,938		4.000%, 12/01/2039	11,367,111	0.3
1,661,566		4.000%, 07/01/2042	1,724,315	0.1
469,805		4.000%, 07/01/2042	487,548	0.0
4,628,427		4.000%, 07/01/2042	4,803,229	0.2
181,526		4.000%, 08/01/2042	186,811	0.0
752,723		4.000%, 08/01/2042	780,761	0.0
1,225,261		4.000%, 08/01/2042	1,271,539	0.1
3,371,777		4.000%, 08/01/2043	3,524,077	0.1
5,834,107		4.000%, 09/01/2043	6,097,550	0.2
601,944		4.000%, 10/01/2043	624,050	0.0
291,894		4.000%, 10/01/2043	302,673	0.0
8,376,081		4.000%, 01/01/2045	8,798,308	0.3
1,218,899		4.000%, 06/01/2045	1,266,416	0.1
4,968,129		4.000%, 07/01/2045	5,192,499	0.2
1,430,887		4.000%, 07/01/2045	1,495,473	0.1
9,429,193		4.000%, 02/01/2046	9,820,082	0.3
984,956		4.000%, 03/01/2048	1,016,378	0.0
2,590,056		4.000%, 03/01/2048	2,674,014	0.1
28,220,000	(7)	4.000%, 04/01/2048	29,031,325	0.8
14,387,525		4.000%, 09/01/2048	14,897,438	0.4
132,448		4.036%, 04/01/2035	138,799	0.0
9,245		4.085%, 04/01/2032	9,343	0.0
194,751		4.187%, 07/01/2035	201,992	0.0
34,322		4.207%, 08/01/2035	35,631	0.0
72,348		4.248%, 09/01/2035	74,043	0.0
70,112		4.264%, 12/01/2036	72,879	0.0
133,284		4.352%, 10/01/2035	138,848	0.0
1,313		4.500%, 01/01/2020	1,336	0.0
57,633		4.500%, 10/01/2025	60,041	0.0
1,432,251		4.500%, 07/01/2026	1,473,737	0.1
767,647		4.500%, 04/01/2029	802,014	0.0
11,751		4.500%, 06/01/2029	12,278	0.0
146,538		4.500%, 06/01/2029	153,102	0.0
153,423		4.500%, 07/01/2029	161,939	0.0
3,244		4.500%, 10/01/2029	3,390	0.0
16,847		4.500%, 06/01/2030	17,703	0.0
558,206		4.500%, 10/01/2030	586,516	0.0
145,080		4.500%, 02/01/2031	152,451	0.0
102,459		4.500%, 05/01/2031	107,655	0.0
70,931		4.500%, 10/01/2033	75,044	0.0
33,061		4.500%, 01/01/2034	34,943	0.0
7,783		4.500%, 07/01/2034	8,226	0.0
4,702		4.500%, 09/01/2035	4,969	0.0
29,756		4.500%, 09/01/2035	31,381	0.0
68,077		4.500%, 11/01/2035	71,954	0.0
145,904		4.500%, 02/01/2036	151,999	0.0
121,823		4.500%, 01/01/2037	128,739	0.0
62,779		4.500%, 09/01/2037	66,422	0.0
4,176		4.500%, 02/01/2038	4,369	0.0
33,650		4.500%, 01/01/2039	35,525	0.0
2,214		4.500%, 02/01/2039	2,307	0.0
67,378		4.500%, 02/01/2039	71,231	0.0
111,527		4.500%, 04/01/2039	117,865	0.0
129,396		4.500%, 04/01/2039	136,799	0.0
31,262		4.500%, 04/01/2039	33,045	0.0
4,468,000	(7)	4.500%, 04/25/2039	4,656,036	0.2
144,487		4.500%, 05/01/2039	152,710	0.0
25,112		4.500%, 05/01/2039	26,547	0.0
176,393		4.500%, 05/01/2039	186,425	0.0
785		4.500%, 05/01/2039	829	0.0
1,746,897		4.500%, 05/01/2039	1,846,951	0.1
7,712		4.500%, 05/01/2039	8,186	0.0
158,438		4.500%, 05/01/2039	167,425	0.0
161,358		4.500%, 06/01/2039	170,482	0.0
7,950		4.500%, 06/01/2039	8,405	0.0
94,396		4.500%, 07/01/2039	100,227	0.0
32,058		4.500%, 07/01/2039	33,892	0.0
75,983		4.500%, 07/01/2039	80,321	0.0
514,805		4.500%, 08/01/2039	544,280	0.0
117,624		4.500%, 08/01/2039	124,364	0.0
143,737		4.500%, 08/01/2039	151,940	0.0
227,914		4.500%, 08/01/2039	240,957	0.0
328,290		4.500%, 09/01/2039	347,099	0.0
336,472		4.500%, 10/01/2039	355,758	0.0
22,526		4.500%, 11/01/2039	23,817	0.0
165,080		4.500%, 11/01/2039	174,535	0.0
10,089		4.500%, 12/01/2039	10,671	0.0
16,815		4.500%, 12/01/2039	17,569	0.0
892,797		4.500%, 01/01/2040	943,893	0.0
3,977		4.500%, 01/01/2040	4,145	0.0
167,795		4.500%, 02/01/2040	177,485	0.0
355,237		4.500%, 02/01/2040	375,755	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
114,539	4.500%, 04/01/2040	$121,151	0.0
1,438,698	4.500%, 04/01/2040	1,521,705	0.1
39,269	4.500%, 05/01/2040	40,931	0.0
235,289	4.500%, 05/01/2040	246,443	0.0
6,925	4.500%, 06/01/2040	7,324	0.0
254,157	4.500%, 06/01/2040	268,804	0.0
149,168	4.500%, 06/01/2040	157,784	0.0
79,619	4.500%, 06/01/2040	84,218	0.0
612,326	4.500%, 06/01/2040	647,692	0.0
141,340	4.500%, 07/01/2040	149,505	0.0
79,930	4.500%, 07/01/2040	84,547	0.0
250,345	4.500%, 07/01/2040	264,804	0.0
38,952	4.500%, 08/01/2040	40,902	0.0
281,643	4.500%, 08/01/2040	297,911	0.0
176,683	4.500%, 08/01/2040	186,889	0.0
5,601	4.500%, 08/01/2040	5,925	0.0
79,339	4.500%, 08/01/2040	83,922	0.0
194,295	4.500%, 08/01/2040	205,517	0.0
4,572	4.500%, 08/01/2040	4,835	0.0
9,537	4.500%, 08/01/2040	10,037	0.0
24,080	4.500%, 09/01/2040	25,222	0.0
409,033	4.500%, 09/01/2040	432,659	0.0
65,428	4.500%, 09/01/2040	69,207	0.0
111,503	4.500%, 09/01/2040	116,395	0.0
29,877	4.500%, 09/01/2040	31,603	0.0
36,820	4.500%, 09/01/2040	38,947	0.0
44,354	4.500%, 09/01/2040	46,916	0.0
80,721	4.500%, 10/01/2040	85,376	0.0
251,573	4.500%, 10/01/2040	266,075	0.0
277,676	4.500%, 10/01/2040	293,716	0.0
94,716	4.500%, 10/01/2040	100,187	0.0
162,571	4.500%, 10/01/2040	171,963	0.0
528,760	4.500%, 11/01/2040	553,722	0.0
110,065	4.500%, 11/01/2040	116,423	0.0
145,824	4.500%, 11/01/2040	154,246	0.0
1,693,974	4.500%, 11/01/2040	1,791,826	0.1
53,432	4.500%, 11/01/2040	56,353	0.0
880,227	4.500%, 11/01/2040	931,073	0.0
50,683	4.500%, 12/01/2040	53,604	0.0
41,968	4.500%, 12/01/2040	44,392	0.0
253,028	4.500%, 12/01/2040	267,639	0.0
80,869	4.500%, 12/01/2040	85,529	0.0
75,722	4.500%, 12/01/2040	80,096	0.0
303,492	4.500%, 12/01/2040	321,023	0.0
154,972	4.500%, 12/01/2040	163,923	0.0
7,226	4.500%, 12/01/2040	7,644	0.0
69,123	4.500%, 12/01/2040	73,116	0.0
93,444	4.500%, 01/01/2041	98,842	0.0
408,282	4.500%, 01/01/2041	431,743	0.0
946,587	4.500%, 01/01/2041	1,001,271	0.0
37,849	4.500%, 01/01/2041	40,035	0.0
287,927	4.500%, 01/01/2041	304,559	0.0
179,360	4.500%, 02/01/2041	189,716	0.0
163,670	4.500%, 02/01/2041	173,125	0.0
83,421	4.500%, 02/01/2041	87,506	0.0
120,021	4.500%, 02/01/2041	126,953	0.0
56,961	4.500%, 02/01/2041	60,252	0.0
61,865	4.500%, 03/01/2041	65,438	0.0
56,309	4.500%, 03/01/2041	59,441	0.0
179,360	4.500%, 03/01/2041	189,720	0.0
10,031	4.500%, 03/01/2041	10,610	0.0
165,427	4.500%, 03/01/2041	174,982	0.0
128,927	4.500%, 03/01/2041	136,374	0.0
167,001	4.500%, 03/01/2041	176,646	0.0
60,334	4.500%, 03/01/2041	63,819	0.0
317,718	4.500%, 03/01/2041	337,312	0.0
512,061	4.500%, 04/01/2041	541,639	0.0
172,226	4.500%, 04/01/2041	179,515	0.0
931,840	4.500%, 04/01/2041	985,668	0.0
236,161	4.500%, 04/01/2041	247,663	0.0
10,898	4.500%, 04/01/2041	11,477	0.0
56,341	4.500%, 04/01/2041	58,973	0.0
81,553	4.500%, 04/01/2041	86,264	0.0
15,670	4.500%, 04/01/2041	16,334	0.0
396,490	4.500%, 05/01/2041	418,164	0.0
54,270	4.500%, 05/01/2041	57,405	0.0
6,442	4.500%, 05/01/2041	6,814	0.0
36,138	4.500%, 05/01/2041	37,857	0.0
11,578	4.500%, 05/01/2041	12,246	0.0
78,686	4.500%, 05/01/2041	82,989	0.0
802,701	4.500%, 05/01/2041	849,067	0.0
1,128,040	4.500%, 05/01/2041	1,192,513	0.1
846,602	4.500%, 05/01/2041	895,498	0.0
28,263	4.500%, 06/01/2041	29,894	0.0
80,066	4.500%, 06/01/2041	83,867	0.0
554,220	4.500%, 06/01/2041	585,553	0.0
106,089	4.500%, 07/01/2041	112,217	0.0
11,716	4.500%, 07/01/2041	12,389	0.0
298,855	4.500%, 07/01/2041	315,936	0.0
83,561	4.500%, 07/01/2041	88,388	0.0
4,106	4.500%, 07/01/2041	4,341	0.0
28,636	4.500%, 07/01/2041	30,272	0.0
70,949	4.500%, 07/01/2041	75,048	0.0
58,246	4.500%, 07/01/2041	60,816	0.0
220,558	4.500%, 08/01/2041	233,231	0.0
106,830	4.500%, 08/01/2041	112,951	0.0
88,847	4.500%, 08/01/2041	93,059	0.0
38,542	4.500%, 08/01/2041	40,745	0.0
319,545	4.500%, 08/01/2041	333,072	0.0
278,318	4.500%, 08/01/2041	294,395	0.0
522,183	4.500%, 08/01/2041	557,189	0.0
250,924	4.500%, 08/01/2041	262,589	0.0
1,034,390	4.500%, 09/01/2041	1,092,869	0.1
33,786	4.500%, 09/01/2041	35,738	0.0
11,478	4.500%, 09/01/2041	12,141	0.0
239,028	4.500%, 09/01/2041	252,834	0.0
839,353	4.500%, 10/01/2041	886,548	0.0
86,671	4.500%, 10/01/2041	91,678	0.0
374,666	4.500%, 10/01/2041	396,307	0.0
244,485	4.500%, 10/01/2041	258,007	0.0
70,687	4.500%, 10/01/2041	73,677	0.0
1,759,184	4.500%, 10/01/2041	1,860,267	0.1
39,889	4.500%, 10/01/2041	42,000	0.0
1,857,987	4.500%, 10/01/2041	1,960,740	0.1
598,871	4.500%, 11/01/2041	632,532	0.0
10,863	4.500%, 11/01/2041	11,484	0.0
1,348,735	4.500%, 12/01/2041	1,423,635	0.1
390,126	4.500%, 12/01/2041	412,061	0.0
82,913	4.500%, 01/01/2042	86,826	0.0
23,945	4.500%, 01/01/2042	25,434	0.0
55,250	4.500%, 01/01/2042	58,320	0.0
11,291	4.500%, 03/01/2042	11,768	0.0
125,963	4.500%, 03/01/2042	132,769	0.0
129,601	4.500%, 04/01/2042	136,605	0.0
12,575	4.500%, 06/01/2042	13,170	0.0
12,095	4.500%, 08/01/2042	12,848	0.0
9,519	4.500%, 09/01/2042	9,949	0.0
7,027	4.500%, 01/01/2043	7,324	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
15,822		4.500%, 12/01/2043	$16,675	0.0
907,816		4.500%, 04/01/2047	950,457	0.0
519,023		4.500%, 05/01/2047	547,704	0.0
192,600		4.500%, 05/01/2047	201,974	0.0
953,135		4.500%, 06/01/2047	998,024	0.0
1,073,425		4.500%, 06/01/2047	1,123,888	0.1
928,594		4.500%, 07/01/2047	973,183	0.0
1,363,725		4.500%, 07/01/2047	1,427,892	0.1
1,124,178		4.500%, 08/01/2047	1,177,052	0.1
205,994		4.528%, 10/01/2035	215,045	0.0
2,666		4.535%, 09/01/2031	2,763	0.0
272,594		4.542%, 10/01/2035	286,756	0.0
291,387		4.685%, 09/01/2034	306,976	0.0
168,862		4.716%, 02/01/2034	176,590	0.0
29,013		4.800%, 02/01/2035	30,206	0.0
1,054		5.000%, 04/01/2023	1,114	0.0
1,503		5.000%, 12/01/2023	1,589	0.0
81,664		5.000%, 04/01/2026	86,320	0.0
105,672		5.000%, 05/01/2026	111,696	0.0
82,434		5.000%, 08/01/2027	87,134	0.0
26,001		5.000%, 04/01/2028	27,483	0.0
163,203		5.000%, 05/01/2033	172,507	0.0
348,253		5.000%, 06/01/2033	374,878	0.0
28,032		5.000%, 08/01/2033	30,177	0.0
430,325		5.000%, 09/01/2033	463,277	0.0
104,227		5.000%, 02/01/2034	112,208	0.0
211,600		5.000%, 03/01/2034	228,199	0.0
59,913		5.000%, 06/01/2034	63,911	0.0
12,281		5.000%, 11/01/2034	13,216	0.0
491,582		5.000%, 02/01/2035	529,122	0.0
505,660		5.000%, 03/01/2035	544,301	0.0
31,773		5.000%, 04/01/2035	34,084	0.0
15,122		5.000%, 05/01/2035	16,277	0.0
1,824,785		5.000%, 07/01/2035	1,964,453	0.1
122,421		5.000%, 08/01/2035	129,400	0.0
184,046		5.000%, 09/01/2035	198,191	0.0
8,729		5.000%, 09/01/2035	9,397	0.0
4,798		5.000%, 10/01/2035	5,166	0.0
241,000		5.000%, 10/01/2035	259,503	0.0
116,473		5.000%, 12/01/2035	125,402	0.0
274,727		5.000%, 02/01/2036	297,200	0.0
87,117		5.000%, 03/01/2036	93,797	0.0
118,732		5.000%, 04/01/2036	127,706	0.0
77,068		5.000%, 05/01/2036	82,990	0.0
598,597		5.000%, 07/01/2036	644,483	0.0
2,412,050		5.000%, 12/01/2036	2,596,949	0.1
17,759,000	(7)	5.000%, 04/01/2037	18,779,796	0.5
2,277,619		5.000%, 07/01/2037	2,451,785	0.1
62,062		5.000%, 04/01/2038	65,832	0.0
69,864		5.000%, 04/01/2039	75,129	0.0
55,895		5.000%, 07/01/2039	60,176	0.0
706,208		5.000%, 11/01/2040	762,214	0.0
91,127		5.000%, 03/01/2041	96,386	0.0
77,007		5.000%, 04/01/2041	83,114	0.0
274,143		5.000%, 05/01/2041	295,410	0.0
1,485,532		5.000%, 06/01/2041	1,603,352	0.1
961,671		5.000%, 06/01/2041	1,037,932	0.0
4		5.500%, 01/01/2020	4	0.0
638		5.500%, 02/01/2021	644	0.0
494		5.500%, 04/01/2021	499	0.0
5,664		5.500%, 06/01/2022	5,835	0.0
11,179		5.500%, 11/01/2022	11,477	0.0
819		5.500%, 11/01/2022	826	0.0
1,176		5.500%, 11/01/2022	1,187	0.0
250		5.500%, 12/01/2022	255	0.0
111,566		5.500%, 06/01/2023	119,138	0.0
4,750		5.500%, 07/01/2023	4,880	0.0
21,310		5.500%, 07/01/2023	22,063	0.0
14,211		5.500%, 09/01/2023	14,702	0.0
5,947		5.500%, 01/01/2025	6,071	0.0
1,340		5.500%, 08/01/2025	1,368	0.0
12,250		5.500%, 07/01/2026	13,082	0.0
8,797		5.500%, 12/01/2027	9,394	0.0
16,974		5.500%, 04/01/2028	18,126	0.0
8,737		5.500%, 08/01/2028	9,330	0.0
10,865		5.500%, 01/01/2029	11,603	0.0
4,382		5.500%, 09/01/2029	4,680	0.0
96,069		5.500%, 10/01/2029	102,590	0.0
4,706		5.500%, 01/01/2032	5,026	0.0
85,079		5.500%, 04/01/2033	92,986	0.0
26,220		5.500%, 10/01/2033	28,504	0.0
69,256		5.500%, 10/01/2033	73,956	0.0
1,839		5.500%, 11/01/2033	1,981	0.0
11,044		5.500%, 11/01/2033	12,146	0.0
8,338		5.500%, 11/01/2033	9,005	0.0
4,864		5.500%, 11/01/2033	5,194	0.0
1,526		5.500%, 12/01/2033	1,630	0.0
124,231		5.500%, 12/01/2033	136,414	0.0
60,410		5.500%, 12/01/2033	66,448	0.0
288,945		5.500%, 12/01/2033	317,810	0.0
1,805		5.500%, 12/01/2033	1,979	0.0
18,941		5.500%, 12/01/2033	20,801	0.0
26,338		5.500%, 12/01/2033	28,126	0.0
16,789		5.500%, 01/01/2034	18,476	0.0
33,676		5.500%, 01/01/2034	36,103	0.0
125,836		5.500%, 01/01/2034	138,435	0.0
22,277		5.500%, 01/01/2034	23,789	0.0
1,126		5.500%, 01/01/2034	1,218	0.0
12,829		5.500%, 06/01/2034	14,100	0.0
34,301		5.500%, 11/01/2034	37,027	0.0
71,497		5.500%, 11/01/2034	78,691	0.0
1,493		5.500%, 12/01/2034	1,644	0.0
20,950		5.500%, 01/01/2035	23,060	0.0
43,563		5.500%, 01/01/2035	47,032	0.0
51,884		5.500%, 01/01/2035	57,045	0.0
10,716		5.500%, 02/01/2035	11,443	0.0
2,093,209		5.500%, 02/01/2035	2,304,169	0.1
21,607		5.500%, 03/01/2035	23,073	0.0
38,696		5.500%, 06/01/2035	41,322	0.0
14,225		5.500%, 07/01/2035	15,649	0.0
1,375,812		5.500%, 08/01/2035	1,513,287	0.1
6,147		5.500%, 10/01/2035	6,757	0.0
783		5.500%, 11/01/2035	858	0.0
60,439		5.500%, 11/01/2035	65,164	0.0
199,630		5.500%, 12/01/2035	219,545	0.0
18,462		5.500%, 12/01/2035	20,310	0.0
1,240		5.500%, 12/01/2035	1,365	0.0
1,028		5.500%, 12/01/2035	1,130	0.0
121,270		5.500%, 01/01/2036	133,477	0.0
13,987		5.500%, 01/01/2036	15,387	0.0
1,569		5.500%, 02/01/2036	1,675	0.0
18,086		5.500%, 04/01/2036	19,904	0.0
1,370,067		5.500%, 07/01/2036	1,507,946	0.1
627		5.500%, 08/01/2036	689	0.0
108,843		5.500%, 09/01/2036	119,681	0.0
69,821		5.500%, 09/01/2036	76,849	0.0
2,817		5.500%, 12/01/2036	3,096	0.0
175,568		5.500%, 12/01/2036	192,900	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
1,730	5.500%, 12/01/2036	$1,904	0.0
208,332	5.500%, 12/01/2036	228,710	0.0
117,400	5.500%, 01/01/2037	129,069	0.0
20,008	5.500%, 01/01/2037	21,998	0.0
144,468	5.500%, 02/01/2037	158,926	0.0
424,543	5.500%, 03/01/2037	467,292	0.0
14,993	5.500%, 04/01/2037	16,484	0.0
3,473	5.500%, 05/01/2037	3,809	0.0
41,891	5.500%, 05/01/2037	45,623	0.0
23,681	5.500%, 05/01/2037	26,009	0.0
924	5.500%, 05/01/2037	1,013	0.0
33,935	5.500%, 06/01/2037	37,114	0.0
74,328	5.500%, 06/01/2037	80,121	0.0
37,217	5.500%, 07/01/2037	40,860	0.0
21,761	5.500%, 08/01/2037	23,948	0.0
41,691	5.500%, 08/01/2037	45,801	0.0
63,146	5.500%, 08/01/2037	69,480	0.0
157,325	5.500%, 09/01/2037	173,017	0.0
892	5.500%, 11/01/2037	976	0.0
609,175	5.500%, 01/01/2038	661,826	0.0
914	5.500%, 02/01/2038	989	0.0
1,812	5.500%, 02/01/2038	1,952	0.0
17,466	5.500%, 03/01/2038	18,707	0.0
420,514	5.500%, 03/01/2038	459,902	0.0
26,340	5.500%, 04/01/2038	28,832	0.0
110,338	5.500%, 04/01/2038	120,016	0.0
890	5.500%, 04/01/2038	956	0.0
4,308	5.500%, 05/01/2038	4,701	0.0
215,103	5.500%, 05/01/2038	233,101	0.0
15,644	5.500%, 05/01/2038	16,827	0.0
37,557	5.500%, 06/01/2038	40,404	0.0
2,624,212	5.500%, 06/01/2038	2,886,571	0.1
131,999	5.500%, 06/01/2038	145,209	0.0
756	5.500%, 07/01/2038	818	0.0
52,798	5.500%, 07/01/2038	56,806	0.0
93,618	5.500%, 07/01/2038	100,717	0.0
72,808	5.500%, 07/01/2038	80,026	0.0
16,473	5.500%, 08/01/2038	18,134	0.0
27,923	5.500%, 08/01/2038	30,005	0.0
137,956	5.500%, 08/01/2038	148,405	0.0
80,129	5.500%, 11/01/2038	87,921	0.0
292,884	5.500%, 11/01/2038	318,752	0.0
246	5.500%, 12/01/2038	265	0.0
43,154	5.500%, 12/01/2038	46,753	0.0
158,610	5.500%, 01/01/2039	174,492	0.0
80,767	5.500%, 01/01/2039	88,894	0.0
559,636	5.500%, 01/01/2039	614,529	0.0
29,452	5.500%, 03/01/2039	32,233	0.0
254,993	5.500%, 06/01/2039	280,696	0.0
429,347	5.500%, 06/01/2039	472,551	0.0
26,895	5.500%, 05/01/2040	28,720	0.0
26,297	5.500%, 07/01/2041	28,299	0.0
543,776	5.500%, 09/01/2041	598,465	0.0
974	6.000%, 05/01/2021	1,051	0.0
10,548	6.000%, 09/01/2021	11,377	0.0
13,491	6.000%, 04/01/2022	14,552	0.0
31,628	6.000%, 06/01/2022	34,115	0.0
4,849	6.000%, 01/01/2023	5,231	0.0
948	6.000%, 03/01/2024	1,023	0.0
113,589	6.000%, 11/01/2028	122,522	0.0
649	6.000%, 04/01/2031	715	0.0
310	6.000%, 01/01/2032	334	0.0
992	6.000%, 11/01/2032	1,070	0.0
1,537	6.000%, 11/01/2032	1,696	0.0
63,803	6.000%, 01/01/2033	70,331	0.0
2,961	6.000%, 09/01/2033	3,195	0.0
872	6.000%, 01/01/2034	962	0.0
159,055	6.000%, 08/01/2034	171,564	0.0
181,892	6.000%, 06/01/2035	200,808	0.0
6,624	6.000%, 07/01/2035	7,156	0.0
17,103	6.000%, 07/01/2035	18,895	0.0
11,474	6.000%, 07/01/2035	12,377	0.0
7,271	6.000%, 07/01/2035	8,019	0.0
420	6.000%, 10/01/2035	453	0.0
3,551	6.000%, 10/01/2035	3,843	0.0
85,223	6.000%, 11/01/2035	94,132	0.0
229,467	6.000%, 12/01/2035	247,514	0.0
77,964	6.000%, 12/01/2035	86,139	0.0
2,539	6.000%, 12/01/2035	2,738	0.0
10,672	6.000%, 01/01/2036	11,731	0.0
24,031	6.000%, 02/01/2036	26,033	0.0
51,505	6.000%, 02/01/2036	56,864	0.0
58,310	6.000%, 02/01/2036	64,428	0.0
591	6.000%, 02/01/2036	638	0.0
46,822	6.000%, 03/01/2036	51,648	0.0
47,035	6.000%, 03/01/2036	51,969	0.0
47,550	6.000%, 04/01/2036	51,681	0.0
26,378	6.000%, 04/01/2036	28,684	0.0
22,488	6.000%, 05/01/2036	24,810	0.0
12,910	6.000%, 05/01/2036	13,925	0.0
540	6.000%, 06/01/2036	595	0.0
4,322	6.000%, 06/01/2036	4,768	0.0
19,721	6.000%, 07/01/2036	21,272	0.0
114,313	6.000%, 07/01/2036	126,303	0.0
4,329	6.000%, 07/01/2036	4,682	0.0
1,652	6.000%, 07/01/2036	1,786	0.0
6,105	6.000%, 08/01/2036	6,731	0.0
298,526	6.000%, 08/01/2036	328,606	0.0
30,293	6.000%, 08/01/2036	33,405	0.0
45,536	6.000%, 08/01/2036	49,859	0.0
6,677	6.000%, 08/01/2036	7,355	0.0
480,023	6.000%, 08/01/2036	529,677	0.0
71,686	6.000%, 09/01/2036	78,131	0.0
47,310	6.000%, 09/01/2036	51,031	0.0
89,566	6.000%, 09/01/2036	96,611	0.0
42,680	6.000%, 09/01/2036	47,150	0.0
20,668	6.000%, 09/01/2036	22,770	0.0
22,453	6.000%, 09/01/2036	24,759	0.0
490	6.000%, 09/01/2036	540	0.0
14,826	6.000%, 09/01/2036	16,170	0.0
14,990	6.000%, 10/01/2036	16,169	0.0
61,790	6.000%, 10/01/2036	68,159	0.0
51,065	6.000%, 10/01/2036	56,363	0.0
43,098	6.000%, 10/01/2036	47,476	0.0
6,513	6.000%, 10/01/2036	7,038	0.0
19,295	6.000%, 10/01/2036	21,269	0.0
38,679	6.000%, 11/01/2036	42,697	0.0
62,468	6.000%, 11/01/2036	67,441	0.0
17,117	6.000%, 11/01/2036	18,464	0.0
3,485	6.000%, 11/01/2036	3,759	0.0
13,807	6.000%, 11/01/2036	15,057	0.0
107,579	6.000%, 12/01/2036	116,160	0.0
2,089	6.000%, 12/01/2036	2,301	0.0
60,916	6.000%, 12/01/2036	67,274	0.0
47,253	6.000%, 12/01/2036	50,969	0.0
24,202	6.000%, 12/01/2036	26,106	0.0
6,506	6.000%, 12/01/2036	7,031	0.0
5,333	6.000%, 12/01/2036	5,893	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
11,190	6.000%, 01/01/2037	$12,329	0.0
12,075	6.000%, 01/01/2037	13,025	0.0
1,166	6.000%, 01/01/2037	1,286	0.0
20,493	6.000%, 01/01/2037	22,105	0.0
1,355	6.000%, 01/01/2037	1,495	0.0
2,008	6.000%, 01/01/2037	2,166	0.0
39,962	6.000%, 01/01/2037	43,152	0.0
117,248	6.000%, 02/01/2037	127,424	0.0
47,787	6.000%, 02/01/2037	51,546	0.0
21,930	6.000%, 02/01/2037	24,212	0.0
2,804	6.000%, 02/01/2037	3,039	0.0
8,712	6.000%, 02/01/2037	9,410	0.0
25,623	6.000%, 03/01/2037	28,312	0.0
29,545	6.000%, 03/01/2037	32,606	0.0
15,150	6.000%, 03/01/2037	16,709	0.0
28,088	6.000%, 03/01/2037	31,000	0.0
1,087	6.000%, 03/01/2037	1,200	0.0
193,607	6.000%, 03/01/2037	213,566	0.0
49,138	6.000%, 04/01/2037	54,175	0.0
29,714	6.000%, 04/01/2037	32,051	0.0
22,236	6.000%, 04/01/2037	24,556	0.0
52,858	6.000%, 04/01/2037	57,963	0.0
51,327	6.000%, 04/01/2037	55,526	0.0
32,730	6.000%, 04/01/2037	35,305	0.0
10,949	6.000%, 04/01/2037	11,993	0.0
688	6.000%, 04/01/2037	743	0.0
2,504	6.000%, 04/01/2037	2,762	0.0
3,426	6.000%, 04/01/2037	3,713	0.0
81,030	6.000%, 04/01/2037	89,381	0.0
834	6.000%, 04/01/2037	900	0.0
4,972	6.000%, 04/01/2037	5,364	0.0
34,040	6.000%, 04/01/2037	36,813	0.0
175,592	6.000%, 04/01/2037	193,713	0.0
1,140	6.000%, 04/01/2037	1,230	0.0
2,402	6.000%, 05/01/2037	2,607	0.0
37,212	6.000%, 05/01/2037	40,139	0.0
135,264	6.000%, 05/01/2037	149,459	0.0
35,879	6.000%, 05/01/2037	39,074	0.0
53,418	6.000%, 05/01/2037	57,781	0.0
42,235	6.000%, 05/01/2037	45,874	0.0
1,265	6.000%, 05/01/2037	1,365	0.0
12,892	6.000%, 05/01/2037	13,924	0.0
3,955	6.000%, 05/01/2037	4,357	0.0
14,683	6.000%, 05/01/2037	15,838	0.0
17,660	6.000%, 05/01/2037	19,065	0.0
6,268	6.000%, 05/01/2037	6,894	0.0
23,845	6.000%, 05/01/2037	26,348	0.0
26,954	6.000%, 06/01/2037	29,074	0.0
2,811	6.000%, 06/01/2037	3,032	0.0
8,618	6.000%, 06/01/2037	9,501	0.0
73,596	6.000%, 06/01/2037	81,216	0.0
5,709	6.000%, 06/01/2037	6,157	0.0
10,522	6.000%, 06/01/2037	11,626	0.0
4,157	6.000%, 06/01/2037	4,484	0.0
14,895	6.000%, 07/01/2037	16,066	0.0
8,308	6.000%, 07/01/2037	9,162	0.0
8,590	6.000%, 07/01/2037	9,266	0.0
13,915	6.000%, 07/01/2037	15,345	0.0
88,875	6.000%, 07/01/2037	98,204	0.0
24,194	6.000%, 07/01/2037	26,612	0.0
4,952	6.000%, 07/01/2037	5,453	0.0
35,191	6.000%, 07/01/2037	37,959	0.0
141,189	6.000%, 07/01/2037	152,351	0.0
21,453	6.000%, 07/01/2037	23,191	0.0
19,052	6.000%, 08/01/2037	20,550	0.0
6,852	6.000%, 08/01/2037	7,391	0.0
74,153	6.000%, 08/01/2037	81,734	0.0
86,512	6.000%, 08/01/2037	95,470	0.0
6,452	6.000%, 08/01/2037	7,127	0.0
130,699	6.000%, 08/01/2037	140,979	0.0
15,989	6.000%, 08/01/2037	17,246	0.0
26,801	6.000%, 08/01/2037	29,087	0.0
1,794	6.000%, 09/01/2037	1,961	0.0
12,895	6.000%, 09/01/2037	13,910	0.0
12,643	6.000%, 09/01/2037	13,637	0.0
91,073	6.000%, 09/01/2037	100,210	0.0
403,270	6.000%, 09/01/2037	445,456	0.0
13,272	6.000%, 09/01/2037	14,316	0.0
4,483	6.000%, 09/01/2037	4,925	0.0
25,800	6.000%, 09/01/2037	28,503	0.0
43,699	6.000%, 10/01/2037	48,186	0.0
3,350	6.000%, 10/01/2037	3,651	0.0
1,293	6.000%, 11/01/2037	1,425	0.0
76,719	6.000%, 11/01/2037	84,559	0.0
53,882	6.000%, 11/01/2037	59,402	0.0
129,743	6.000%, 12/01/2037	142,043	0.0
1,570	6.000%, 12/01/2037	1,732	0.0
48,159	6.000%, 12/01/2037	53,114	0.0
85,507	6.000%, 12/01/2037	94,360	0.0
12,587	6.000%, 12/01/2037	13,626	0.0
38,475	6.000%, 02/01/2038	42,421	0.0
104,792	6.000%, 02/01/2038	114,228	0.0
210,477	6.000%, 02/01/2038	232,475	0.0
9,891	6.000%, 03/01/2038	10,669	0.0
1,892	6.000%, 03/01/2038	2,090	0.0
25,962	6.000%, 03/01/2038	28,639	0.0
107,501	6.000%, 05/01/2038	118,576	0.0
5,414	6.000%, 05/01/2038	5,938	0.0
2,902	6.000%, 06/01/2038	3,133	0.0
18,343	6.000%, 06/01/2038	20,260	0.0
139,611	6.000%, 07/01/2038	153,911	0.0
66,967	6.000%, 07/01/2038	73,996	0.0
547	6.000%, 08/01/2038	590	0.0
2,295	6.000%, 08/01/2038	2,531	0.0
3,645	6.000%, 09/01/2038	3,931	0.0
9,979	6.000%, 09/01/2038	11,026	0.0
38,691	6.000%, 09/01/2038	42,623	0.0
16,049	6.000%, 09/01/2038	17,311	0.0
18,882	6.000%, 10/01/2038	21,142	0.0
2,943	6.000%, 10/01/2038	3,242	0.0
76,273	6.000%, 10/01/2038	82,272	0.0
45,125	6.000%, 10/01/2038	49,081	0.0
48,732	6.000%, 10/01/2038	53,686	0.0
23,271	6.000%, 10/01/2038	25,707	0.0
2,655	6.000%, 10/01/2038	2,914	0.0
1,243	6.000%, 11/01/2038	1,341	0.0
129,941	6.000%, 11/01/2038	141,412	0.0
1,003	6.000%, 11/01/2038	1,097	0.0
3,487	6.000%, 12/01/2038	3,844	0.0
105,215	6.000%, 12/01/2038	116,181	0.0
30,563	6.000%, 12/01/2038	33,385	0.0
2,218	6.000%, 10/01/2039	2,450	0.0
30,685	6.000%, 10/01/2039	34,044	0.0
648,068	6.000%, 02/01/2040	716,055	0.0
28,089	6.000%, 04/01/2040	31,030	0.0
148,596	6.000%, 09/01/2040	162,587	0.0
290,475	6.000%, 10/01/2040	320,814	0.0
430,392	6.000%, 05/01/2041	475,349	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
7,196		6.500%, 04/01/2027	$7,952	0.0
1,235		6.500%, 02/01/2028	1,364	0.0
33		6.500%, 06/01/2029	37	0.0
9,228		6.500%, 01/01/2032	10,199	0.0
11,318		6.500%, 04/01/2032	12,858	0.0
5,235		6.500%, 09/01/2032	5,783	0.0
17,279		6.500%, 10/01/2032	19,096	0.0
14,191		6.500%, 10/01/2032	15,678	0.0
8,084		6.500%, 03/01/2038	9,200	0.0
1,344		7.000%, 08/01/2025	1,421	0.0
22		7.000%, 12/01/2025	22	0.0
1,443		7.000%, 02/01/2026	1,443	0.0
2,779		7.000%, 03/01/2026	2,794	0.0
7,649		7.000%, 03/01/2026	8,119	0.0
15,547		7.000%, 03/01/2026	16,375	0.0
741		7.000%, 12/01/2027	750	0.0
348,485		7.000%, 03/01/2038	423,816	0.0
713,360		7.000%, 04/01/2038	869,312	0.0
547		7.500%, 11/01/2029	551	0.0
13,501		7.500%, 09/01/2031	15,655	0.0
			413,513,108	11.6

		Government National Mortgage Association: 2.7%
9,554,936		3.000%, 01/20/2048	9,606,586	0.3
5,597,979		3.500%, 07/20/2046	5,721,727	0.2
3,797,598		3.500%, 11/20/2046	3,884,606	0.1
10,706,376		3.500%, 11/20/2046	10,952,657	0.3
1,467,309		3.500%, 07/20/2047	1,501,618	0.1
6,917,719		3.500%, 07/20/2047	7,091,652	0.2
25,963,605		3.500%, 02/20/2048	26,424,092	0.8
18,191,000	(7)	3.500%, 04/01/2048	18,593,192	0.5
1,137,615		4.000%, 11/20/2040	1,185,550	0.0
2,348,335		4.000%, 03/20/2046	2,433,302	0.1
1,596,403		4.500%, 08/20/2041	1,681,363	0.1
22,352		5.000%, 11/15/2035	23,787	0.0
12,188		5.000%, 11/15/2035	13,096	0.0
8,916		5.000%, 11/15/2035	9,312	0.0
7,695		5.000%, 11/15/2035	8,104	0.0
61,435		5.000%, 06/15/2037	64,169	0.0
269,191		5.000%, 03/15/2038	289,102	0.0
44,013		5.000%, 03/15/2038	47,315	0.0
10,645		5.000%, 06/15/2038	11,434	0.0
3,088		5.000%, 07/15/2038	3,288	0.0
3,397		5.000%, 09/15/2038	3,652	0.0
43,096		5.000%, 11/15/2038	45,920	0.0
55,720		5.000%, 11/15/2038	59,896	0.0
1,262,665		5.000%, 12/15/2038	1,356,074	0.0
18,230		5.000%, 12/15/2038	19,593	0.0
120,085		5.000%, 12/15/2038	129,070	0.0
1,316,067		5.000%, 01/15/2039	1,410,257	0.0
96,154		5.000%, 01/15/2039	103,365	0.0
190,723		5.000%, 01/15/2039	204,999	0.0
66,344		5.000%, 02/15/2039	71,282	0.0
119,306		5.000%, 02/15/2039	128,201	0.0
152,846		5.000%, 02/15/2039	164,289	0.0
172,316		5.000%, 03/15/2039	185,200	0.0
3,458		5.000%, 03/15/2039	3,717	0.0
114,416		5.000%, 03/15/2039	122,880	0.0
258,665		5.000%, 03/15/2039	278,073	0.0
142,269		5.000%, 04/15/2039	152,930	0.0
81,836		5.000%, 05/15/2039	87,960	0.0
1,011		5.000%, 05/15/2039	1,070	0.0
240,086		5.000%, 05/15/2039	257,934	0.0
108,254		5.000%, 07/15/2039	116,259	0.0
103,058		5.000%, 09/15/2039	110,695	0.0
12,653		5.000%, 11/15/2039	13,304	0.0
2,887		5.000%, 04/15/2040	3,103	0.0
20,531		5.000%, 06/15/2040	22,063	0.0
41,680		5.000%, 09/15/2040	44,792	0.0
227,621		5.000%, 09/15/2040	237,725	0.0
108,132		5.000%, 10/15/2040	116,233	0.0
50,753		5.000%, 05/15/2042	53,006	0.0
554,376		5.000%, 02/20/2043	593,333	0.0
1,333,863	(3)	5.140%, 10/20/2060	1,348,754	0.0
450,662	(3)	5.310%, 10/20/2060	457,703	0.0
209,145	(3)	5.500%, 03/20/2060	211,869	0.0
			97,661,153	2.7

	Total U.S. Government Agency Obligations
	(Cost $734,810,581)		740,431,710	20.8

U.S. TREASURY OBLIGATIONS: 2.6%
		U.S. Treasury Bonds: 0.9%
27,725,200		3.375%, 11/15/2048	30,933,634	0.9

		U.S. Treasury Notes: 1.7%
8,265,000		2.125%, 03/31/2024	8,223,836	0.2
20,390,100		2.250%, 03/31/2021	20,385,321	0.6
14,228,000		2.375%, 03/15/2022	14,296,083	0.4
707,000		2.500%, 02/28/2026	715,506	0.0
17,550,000	(2)	2.625%, 02/15/2029	17,893,802	0.5
			61,514,548	1.7

	Total U.S. Treasury Obligations
	(Cost $91,086,889)		92,448,182	2.6

ASSET-BACKED SECURITIES: 9.2%
		Automobile Asset-Backed Securities: 0.3%
1,800,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	1,823,669	0.1
1,700,000	(1)	OSCAR US Funding Trust VI LLC 2017-1A A3, 2.820%, 06/10/2021	1,697,493	0.0
1,750,000	(1)	OSCAR US Funding Trust VII LLC 2017-2A A4, 2.760%, 12/10/2024	1,746,309	0.1
1,201,440	(1)	OSCAR US Funding Trust VIII LLC 2018-1A A2A, 2.910%, 04/12/2021	1,201,193	0.0
1,850,000	(1)	SunTrust Auto Receivables Trust 2015-1A B, 2.200%, 02/15/2021	1,846,543	0.1
1,250,000	(1)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,264,118	0.0
			9,579,325	0.3

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Home Equity Asset-Backed Securities: 0.2%
1,300,000		Home Equity Asset Trust 2005-2 M5, 3.581%, (US0001M + 1.095%), 07/25/2035	$1,311,888	0.0
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 3.401%, (US0001M + 0.915%), 03/25/2035	2,405,784	0.1
532,777		New Century Home Equity Loan Trust 2005-2 M3, 3.221%, (US0001M + 0.735%), 06/25/2035	534,333	0.0
65,867		Renaissance Home Equity Loan Trust 2003-2 A, 3.366%, (US0001M + 0.880%), 08/25/2033	65,238	0.0
2,548,330	(3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	2,642,338	0.1
60,201		Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 2.566%, (US0001M + 0.080%), 11/25/2036	23,365	0.0
3,434,523		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.656%, (US0001M + 0.170%), 07/25/2047	2,403,833	0.0
			9,386,779	0.2

		Other Asset-Backed Securities: 8.0%
3,281,502	(1),(8)	Ajax Mortgage Loan Trust 2016-C A, 4.000% (Step Rate @ 7.000% on 11/25/2019), 10/25/2057	3,290,084	0.1
1,485,817	(1),(8)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	1,482,784	0.0
1,669,660	(1)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,672,134	0.1
1,925,627	(1),(3)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,959,970	0.1
4,090,000	(1)	ALM VIII Ltd. 2013-8A A1R, 4.277%, (US0003M + 1.490%), 10/15/2028	4,092,769	0.1
2,508,566	(1),(3),(4),(5)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
8,000,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 4.017%, (US0003M + 1.230%), 01/15/2030	7,801,776	0.2
3,470,000	(1)	Babson CLO Ltd. 2017-1A A2, 4.130%, (US0003M + 1.350%), 07/18/2029	3,417,638	0.1
4,393,000	(1)	Babson CLO Ltd. 2018-3A A2, 4.061%, (US0003M + 1.300%), 07/20/2029	4,316,676	0.1
1,600,000	(1)	Bain Capital Credit CLO 2017-1A A2, 4.111%, (US0003M + 1.350%), 07/20/2030	1,568,547	0.0
1,287,929	(3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.764%, 10/25/2036	1,307,301	0.0
9,020,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA A1R, 4.037%, (US0003M + 1.250%), 07/15/2029	9,019,874	0.3
5,070,000	(1)	BlueMountain CLO 2015-1A BR, 5.297%, (US0003M + 2.500%), 04/13/2027	5,069,883	0.1
4,570,000	(1)	Burnham Park Clo Ltd. 2016-1A A, 4.191%, (US0003M + 1.430%), 10/20/2029	4,569,899	0.1
4,000,000	(1)	Carbone CLO Ltd 2017-1A A1, 3.916%, (US0003M + 1.140%), 01/20/2031	3,959,408	0.1
2,400,000	(1)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 3.903%, (US0003M + 1.130%), 04/17/2031	2,322,946	0.1
3,000,000	(1)	Carlyle Global Market Strategies CLO 2012-3A BR2 Ltd., 4.997%, (US0003M + 2.200%), 01/14/2032	2,937,741	0.1
4,530,000	(1)	Cedar Funding II CLO Ltd. 2013-1A CR, 4.951%, (US0003M + 2.350%), 06/09/2030	4,466,734	0.1
3,950,000	(1)	Cedar Funding IV CLO Ltd. 2014-4A CR, 5.022%, (US0003M + 2.250%), 07/23/2030	3,849,295	0.1
60,857		Chase Funding Trust Series 2002-4 2A1, 3.226%, (US0001M + 0.740%), 10/25/2032	60,805	0.0
106,708		Chase Funding Trust Series 2003-5 2A2, 3.086%, (US0001M + 0.600%), 07/25/2033	104,238	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
3,750,000	(1)	CIFC Funding 2013-2A A1LR, 3.990%, (US0003M + 1.210%), 10/18/2030	$3,734,325	0.1
2,766,000	(1)	Cole Park CLO Ltd. 2015-1A CR, 4.761%, (US0003M + 2.000%), 10/20/2028	2,747,006	0.1
323,139		Countrywide Asset-Backed Certificates 2006-26 2A3, 2.656%, (US0001M + 0.170%), 06/25/2037	322,935	0.0
6,984,749		Credit-Based Asset Servicing & Securitization LLC 2006-CB8 A2C, 2.636%, (US0001M + 0.150%), 10/25/2036	6,021,719	0.2
950,000	(1)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	955,942	0.0
500,000	(1)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	502,250	0.0
12,160,000	(1)	Dewolf Park Clo Ltd. 2017-1A A, 3.997%, (US0003M + 1.210%), 10/15/2030	12,123,556	0.3
1,400,000	(1)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,401,750	0.0
1,200,000	(1)	Dryden 55 CLO Ltd. 2018-55A A1, 3.807%, (US0003M + 1.020%), 04/15/2031	1,188,164	0.0
8,610,000	(1)	Dryden Senior Loan Fund 2017-47A A2, 4.137%, (US0003M + 1.350%), 04/15/2028	8,539,983	0.2
7,130,000	(1)	Dryden Senior Loan Fund 2017-47A C, 4.987%, (US0003M + 2.200%), 04/15/2028	7,075,370	0.2
7,460,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 3.884%, (US0003M + 1.200%), 08/15/2030	7,460,395	0.2
3,662,325	(1)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,795,944	0.1
4,250,000	(1)	Galaxy XIX CLO Ltd. 2015-19A A1R, 3.999%, (US0003M + 1.220%), 07/24/2030	4,238,512	0.1
2,100,000	(1)	Gilbert Park CLO Ltd. 2017-1A A, 3.977%, (US0003M + 1.190%), 10/15/2030	2,086,344	0.1
129,511		GSAMP Trust 2007-FM1 A2A, 2.556%, (US0001M + 0.070%), 12/25/2036	73,866	0.0
2,689,516	(1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	2,759,504	0.1
4,300,000	(1),(7)	KKR CLO 21 A Ltd., 3.787%, (US0003M + 1.000%), 04/15/2031	4,229,037	0.1
10,000,000	(1)	LCM 26A A2 Ltd., 4.011%, (US0003M + 1.250%), 01/20/2031	9,881,060	0.3
1,308,000	(1)	LCM XIV L.P. 14A AR, 3.816%, (US0003M + 1.040%), 07/20/2031	1,297,205	0.0
2,400,000	(1)	LCM XVI L.P. 16A CR2, 4.937%, (US0003M + 2.150%), 10/15/2031	2,394,619	0.1
6,690,000	(1)	LCM XXIII Ltd. 23A A1, 4.161%, (US0003M + 1.400%), 10/20/2029	6,699,707	0.2
58,753		Long Beach Mortgage Loan Trust 2004-4 1A1, 3.046%, (US0001M + 0.560%), 10/25/2034	57,673	0.0
4,450,000	(1)	Madison Park Funding XI Ltd. 2013-11A CR, 4.972%, (US0003M + 2.200%), 07/23/2029	4,397,036	0.1
2,120,000	(1)	Madison Park Funding XV Ltd. 2014-15A B1R, 4.965%, (US0003M + 2.200%), 01/27/2026	2,119,924	0.1
3,113,194	(1)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	3,130,541	0.1
1,500,000	(1)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	1,488,919	0.0
3,541,122	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	3,533,200	0.1
6,000,000	(1)	Octagon Investment Partners 28 Ltd. 2016-1A C1R, 5.029%, (US0003M + 2.250%), 10/24/2030	5,839,776	0.2
4,510,000	(1)	Octagon Investment Partners 30 Ltd. 2017-1A A1, 4.081%, (US0003M + 1.320%), 03/17/2030	4,511,353	0.1
3,000,000	(1)	Octagon Investment Partners Ltd. 2017-1A A2, 4.137%, (US0003M + 1.350%), 07/15/2029	2,966,040	0.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
2,250,000	(1)	Octagon Investment Partners XIV Ltd. 2012-1A A1BR, 4.162%, (US0003M + 1.375%), 07/15/2029	$2,208,357	0.1
4,000,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 4.111%, (US0003M + 1.350%), 07/19/2030	3,920,460	0.1
7,070,000	(1)	OHA Loan Funding Ltd. 2015-1A AR, 4.094%, (US0003M + 1.410%), 08/15/2029	7,083,801	0.2
1,375,000	(1)	Palmer Square CLO 2015-2A A1AR Ltd., 4.046%, (US0003M + 1.270%), 07/20/2030	1,373,625	0.0
4,070,000	(1)	Palmer Square CLO 2015-2A A1BR Ltd., 4.126%, (US0003M + 1.350%), 07/20/2030	4,047,241	0.1
3,000,000	(1)	Palmer Square CLO 2018-1A A1 Ltd., 3.810%, (US0003M + 1.030%), 04/18/2031	2,955,318	0.1
5,700,000	(1)	Palmer Square Loan Funding 2017-1A C Ltd., 5.587%, (US0003M + 2.800%), 10/15/2025	5,655,996	0.2
2,000,000	(1)	Palmer Square Loan Funding 2018-1A C Ltd., 4.637%, (US0003M + 1.850%), 04/15/2026	1,918,474	0.1
900,000	(1),(7)	Palmer Square Loan Funding 2018-2A C Ltd., 4.737%, (US0003M + 1.950%), 07/15/2026	865,973	0.0
2,203,437		Park Place Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2005-WHQ1 M4, 3.566%, (US0001M + 1.080%), 03/25/2035	2,217,963	0.1
1,264,628	(3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.883%, 01/25/2036	1,256,858	0.0
8,200,000	(1)	Progress Residential 2015-SFR2 E, 4.427%, 06/12/2032	8,201,360	0.2
285,101		Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	295,943	0.0
4,375,000	(1)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	4,381,805	0.1
1,500,000	(1)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	1,523,157	0.0
3,200,000	(1)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	3,286,804	0.1
580,971	(1)	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/2024	581,031	0.0
1,959,743	(1)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	2,027,290	0.1
10,200,000	(1)	Symphony CLO Ltd. 2012-9A AR, 4.229%, (US0003M + 1.450%), 10/16/2028	10,202,122	0.3
3,930,000	(1)	Symphony CLO XIV Ltd. 2014-14A C1R, 5.297%, (US0003M + 2.500%), 07/14/2026	3,929,890	0.1
823,335	(1)	Taco Bell Funding LLC 2016-1A A2II, 4.377%, 05/25/2046	842,094	0.0
1,795,500	(1)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,879,811	0.1
5,500,000	(1)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,714,903	0.2
2,400,000	(1)	THL Credit Wind River 2013-2A AR CLO Ltd., 4.010%, (US0003M + 1.230%), 10/18/2030	2,383,166	0.1
2,000,000	(1)	THL Credit Wind River 2015-1A C1 CLO Ltd., 4.608%, (US0003M + 2.150%), 10/20/2030	1,933,268	0.1
9,500,000	(1)	THL Credit Wind River 2016-2A A1R CLO Ltd., 3.926%, (US0003M + 1.190%), 11/01/2031	9,489,493	0.3
1,500,000	(1),(3)	Towd Point Mortgage Trust 2017-3 M1, 3.500%, 07/25/2057	1,480,044	0.0
6,300,000	(1),(3)	Towd Point Mortgage Trust 2017-6 M2, 3.250%, 10/25/2057	5,833,729	0.2
1,678,750	(1)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	1,657,111	0.1
			283,991,244	8.0

		Student Loan Asset-Backed Securities: 0.7%
1,250,000	(1)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	1,218,482	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
1,800,000	(1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	$1,840,445	0.1
1,443,125	(1)	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/2031	1,445,218	0.0
2,043,703	(1)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	2,037,005	0.1
561,686	(1)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	567,244	0.0
750,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 4.084%, (US0001M + 1.600%), 10/15/2031	772,622	0.0
2,000,000	(1)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	2,039,922	0.1
1,550,000	(1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,471,653	0.0
1,500,000	(1)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,454,113	0.0
202,989	(1)	SoFi Professional Loan Program 2015-C A2, 2.510%, 08/25/2033	200,028	0.0
2,500,000	(1),(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,486,435	0.1
2,100,000	(1)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	2,107,062	0.1
2,200,000	(1)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,220,112	0.1
5,000,000	(1)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	5,096,973	0.1
1,000,000	(1)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,023,185	0.0
			25,980,499	0.7

	Total Asset-Backed Securities
	(Cost $328,933,362)		328,937,847	9.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 4.4%
9,050,000		BANK 2017-BNK8 A4, 3.488%, 11/15/2050	9,272,326	0.3
4,130,000	(3)	BANK 2017-BNK8 B, 3.931%, 11/15/2050	4,250,640	0.1
12,796,821	(3),(4)	BANK 2019-BNK16 XA, 0.970%, 02/15/2052	945,837	0.0
41,401,605	(3),(4)	Barclays Commercial Mortgage Trust 2017-C1 XA, 1.511%, 02/15/2050	3,689,951	0.1
22,800,000	(1),(3),(4)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	841,131	0.0
272,976	(1),(3)	Bear Stearns Commercial Mortgage Securities Trust 2004-TOP14 N, 5.405%, 01/12/2041	272,084	0.0
63,320,599	(3),(4)	Benchmark 2018-B8 XA Mortgage Trust, 0.669%, 01/15/2052	3,255,008	0.1
19,729,713	(3),(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.049%, 03/15/2052	1,641,323	0.1
3,390,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE D, 4.234%, (US0001M + 1.750%), 12/15/2037	3,405,220	0.1
3,070,000	(1)	CAMB Commercial Mortgage Trust 2019-LIFE F, 5.034%, (US0001M + 2.550%), 12/15/2037	3,096,677	0.1
20,265,017	(3),(4)	CD 2016-CD1 Mortgage Trust XA, 1.422%, 08/10/2049	1,578,483	0.1
3,570,000	(3)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.270%, 09/15/2050	3,568,323	0.1
35,758,474	(3),(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.925%, 09/15/2050	2,200,373	0.1
58,910,056	(3),(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.602%, 06/10/2051	2,971,824	0.1
17,412,500	(3),(4)	COMM 2012-CR1 XA, 1.866%, 05/15/2045	820,843	0.0
14,576,618	(3),(4)	COMM 2012-CR2 XA, 1.649%, 08/15/2045	644,197	0.0
25,603,552	(3),(4)	COMM 2012-CR3 XA, 1.869%, 10/15/2045	1,347,948	0.0
65,166,000	(1),(3),(4)	COMM 2012-CR4 XB, 0.594%, 10/15/2045	1,328,696	0.0
21,130,940	(3),(4)	COMM 2012-CR5 XA, 1.546%, 12/10/2045	982,779	0.0
28,529,458	(1),(3),(4)	COMM 2012-LC4 XA, 2.107%, 12/10/2044	1,363,252	0.0
36,515,490	(3),(4)	COMM 2013-CCRE13 XA, 0.800%, 11/10/2046	1,170,208	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
77,171,435	(3),(4)	COMM 2014-UBS2 XA, 1.217%, 03/10/2047	$3,473,232	0.1
214,711,000	(1),(3),(4)	COMM 2014-UBS2 XB, 0.134%, 03/10/2047	1,486,788	0.1
910,000	(3)	COMM 2016-COR1 C, 4.387%, 10/10/2049	923,182	0.0
82,291,899	(3),(4)	COMM 2016-CR28 XA, 0.663%, 02/10/2049	2,875,238	0.1
25,313,635	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.375%, 02/25/2020	1,069,858	0.0
20,760,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K008 X3, 5.279%, 08/25/2020	1,296,539	0.0
84,529,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K019 X3, 1.982%, 05/25/2040	4,674,496	0.1
36,470,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 1.873%, 05/25/2040	1,978,764	0.1
45,211,516	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.255%, 08/25/2022	1,624,187	0.1
22,000,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.662%, 06/25/2041	1,333,143	0.0
27,650,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.595%, 05/25/2041	1,597,902	0.1
10,700,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.791%, 12/25/2041	784,425	0.0
31,440,000	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K040 X3, 2.036%, 11/25/2042	3,111,098	0.1
26,509,531	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K711 X1, 1.629%, 07/25/2019	75,871	0.0
46,048,882	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates K712 X1, 1.330%, 11/25/2019	256,391	0.0
103,488,408	(3),(4)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X1, 0.706%, 12/25/2022	1,468,490	0.0
568,654,238	(1),(4)	FREMF Mortgage Trust 2012-K17 X2A, 0.100%, 12/25/2044	1,192,525	0.0
2,920,000	(1)	GS Mortgage Securities Corp. II 2018-RIVR E, 4.034%, (US0001M + 1.550%), 07/15/2035	2,893,001	0.1
3,000,000	(1)	GS Mortgage Securities Corp. Trust 2018-LUAU D, 4.484%, (US0001M + 2.000%), 11/15/2032	2,993,828	0.1
3,000,000	(1)	GS Mortgage Securities Corp. Trust 2018-LUAU E, 5.034%, (US0001M + 2.550%), 11/15/2032	2,980,979	0.1
7,600,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 D, 5.182%, 12/10/2043	7,810,481	0.2
4,400,000	(1),(3)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	4,251,279	0.1
29,867,180	(3),(4)	GS Mortgage Securities Trust 2012-GCJ7 XA, 2.195%, 05/10/2045	1,242,429	0.0
31,075,850	(3),(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.043%, 11/10/2046	1,257,170	0.0
47,746,086	(3),(4)	GS Mortgage Securities Trust 2014-GC22 XA, 0.989%, 06/10/2047	1,688,499	0.1
1,968,000	(3)	GS Mortgage Securities Trust 2015-FRR1 K3B, 5.191%, 06/27/2041	1,959,637	0.1
29,873	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Corp. 2004-C2 H, 5.738%, 05/15/2041	29,804	0.0
23,450,000	(1),(3),(4)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.335%, 12/15/2047	275,512	0.0

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,930,502	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.362%, 06/12/2041	$2,940,621	0.1
30,769,196	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 2.066%, 06/15/2045	990,122	0.0
46,451,793	(3),(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.749%, 12/15/2049	1,706,537	0.1
2,600,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.207%, 11/15/2045	2,674,616	0.1
27,484,155	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA, 1.063%, 01/15/2048	1,082,320	0.0
2,591,941	(3),(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.116%, 10/15/2048	105,536	0.0
20,032,585	(3),(4)	JPMCC Commercial Mortgage Securities Trust 2017-JP6 XA, 1.316%, 07/15/2050	1,243,130	0.0
1,688,696	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C1 H, 5.778%, 02/15/2040	1,689,358	0.1
1,000,000	(3)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	990,126	0.0
1,787,533	(1),(3)	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/2040	1,815,584	0.1
2,108,690	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.490%, 11/15/2038	9,892	0.0
11,016,996	(1),(3),(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.490%, 11/15/2038	51,306	0.0
1,000,000	(1),(3)	Morgan Stanley Capital I Trust 2005-T19 G, 5.614%, 06/12/2047	1,010,281	0.0
2,375,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 D, 5.376%, 09/15/2047	2,466,203	0.1
3,325,000	(1),(3)	Morgan Stanley Capital I Trust 2011-C1 E, 5.376%, 09/15/2047	3,455,337	0.1
79,291,233	(3),(4)	UBS Commercial Mortgage Trust 2017-C5, 1.024%, 11/15/2050	4,900,936	0.1
24,289,035	(1),(3),(4)	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 1.833%, 08/10/2049	1,286,112	0.0
31,132,302	(3),(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.089%, 12/15/2047	1,393,784	0.0
20,866,986	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.833%, 08/15/2045	1,007,145	0.0
9,020,000	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.266%, 03/15/2045	7,512,279	0.2
10,638,072	(1),(3)	WFRBS Commercial Mortgage Trust 2013-C11 G, 4.266%, 03/15/2045	5,370,377	0.2
56,423,909	(1),(3),(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.273%, 03/15/2048	2,217,081	0.1
6,640,241	(3)	WFRBS Commercial Mortgage Trust 2014-LC14 AS, 4.351%, 03/15/2047	6,970,820	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $157,264,150)		158,141,374	4.4

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 18.2%
	Affiliated Investment Companies: 18.2%
8,617,973	Voya Emerging Markets Corporate Debt Fund - Class P	84,197,593	2.4
13,025,557	Voya Emerging Markets Hard Currency Debt Fund - Class P	123,612,535	3.5
7,734,609	Voya Emerging Markets Local Currency Debt Fund - Class P	54,064,918	1.5
2,592,933	Voya Floating Rate Fund - Class P	24,840,302	0.7
13,087,469	Voya High Yield Bond Fund - Class P	102,998,383	2.9
13,582,310	Voya Investment Grade Credit Fund - Class P	144,923,247	4.1

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
10,966,266	Voya Securitized Credit Fund - Class P	$112,623,551	3.1

	Total Mutual Funds
	(Cost $667,575,802)	647,260,529	18.2

	Value	Percentage of Net Assets
PURCHASED OPTIONS (9): 0.0%
Total Purchased Options
(Cost $1,144,679)	71,295	0.0

Total Long-Term Investments
(Cost $3,637,857,152)	3,643,787,837	102.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Commercial Paper: 0.6%
15,000,000	CVS Health Corp., 7.850%, 04/01/2019	14,996,775	0.4
5,000,000	Eaton Corp., 4.030%, 04/04/2019	4,997,793	0.2
		19,994,568	0.6

	Securities Lending Collateral(10): 0.7%
5,886,234	Bank of Nova Scotia, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $5,887,516, collateralized by various U.S. Government Securities, 0.000%-6.250%, Market Value plus accrued interest $6,005,285, due 03/31/19-02/15/47)	5,886,234	0.2
5,886,234	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $5,887,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $6,003,959, due 04/15/19-10/20/68)	5,886,234	0.2
4,007,960	Citibank N.A., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $4,008,833, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.960%-4.500%, Market Value plus accrued interest $4,094,436, due 01/01/28-07/01/48)	4,007,960	0.1
5,886,234	RBC Dominion Securities Inc., Repurchase Agreement dated 03/29/19, 2.65%, due 04/01/19 (Repurchase Amount $5,887,516, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $6,003,959, due 04/11/19-09/09/49)	5,886,234	0.1
3,093,708	State of Wisconsin Investment Board, Repurchase Agreement dated 03/29/19, 2.80%, due 04/01/19 (Repurchase Amount $3,094,420, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,160,804, due 07/15/20-02/15/47)	3,093,708	0.1
		24,760,370	0.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
3,368,000	(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.350%
		(Cost $3,368,000)	3,368,000	0.1

	Total Short-Term Investments
	(Cost $48,127,270)		48,122,938	1.4

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

Total Investments in Securities (Cost $3,685,984,422)	$3,691,910,775	103.8
Liabilities in Excess of Other Assets	(135,812,380)	(3.8)
Net Assets	$3,556,098,395	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of March 31, 2019.
(4)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	Settlement is on a when-issued or delayed-delivery basis.
(8)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2019.
(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(10)	Represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2019.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
COF 11	11th District Costs of Funds
H15T1Y	U.S. Treasury 1-Year Constant Maturity
PRIME	Federal Reserve Bank Prime Loan Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0006M	6-month LIBOR
US0012M	12-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Asset Table
Investments, at fair value
Mutual Funds	$647,260,529	$–	$–	$647,260,529
Purchased Options	–	71,295	–	71,295
Corporate Bonds/Notes	–	1,056,443,890	–	1,056,443,890
Collateralized Mortgage Obligations	–	607,789,476	2,310,000	610,099,476

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2019
Municipal Bonds	$–	$2,131,212	$–	$2,131,212
U.S. Treasury Obligations	–	92,448,182	–	92,448,182
Asset-Backed Securities	–	328,937,847	–	328,937,847
Convertible Bonds/Notes	–	2,459,543	–	2,459,543
U.S. Government Agency Obligations	–	740,431,710	–	740,431,710
Commercial Mortgage-Backed Securities	–	158,141,374	–	158,141,374
Sovereign Bonds	–	5,362,779	–	5,362,779
Short-Term Investments	3,368,000	44,754,938	–	48,122,938
Total Investments, at fair value	$650,628,529	$3,038,972,246	$2,310,000	$3,691,910,775
Other Financial Instruments+
Centrally Cleared Swaps	–	5,359,011	–	5,359,011
Forward Foreign Currency Contracts	–	543,060	–	543,060
Forward Premium Swaptions	–	47,559	–	47,559
Futures	10,881,588	–	–	10,881,588
Total Assets	$661,510,117	$3,044,921,876	$2,310,000	$3,708,741,993
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(5,571,060)	$–	$(5,571,060)
Forward Foreign Currency Contracts	–	(797,988)	–	(797,988)
Forward Premium Swaptions	–	(605,160)	–	(605,160)
Futures	(2,822,650)	–	–	(2,822,650)
Written Options	–	(7,042,879)	–	(7,042,879)
Total Liabilities	$(2,822,650)	$(14,017,087)	$–	$(16,839,737)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$87,796,139	$1,101,349	$(8,255,933)	$3,556,038	$84,197,593	$1,101,186	$(255,937)	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	130,530,387	1,638,372	(16,464,667)	7,908,443	123,612,535	1,638,203	(962,872)	-
Voya Emerging Markets Local Currency Debt Fund - Class P	52,688,549	560,856	(93,620)	909,133	54,064,918	560,699	(93,620)	-
Voya Floating Rate Fund Class P	23,997,829	383,638	-	458,835	24,840,302	383,638	-	-
Voya High Yield Bond Fund - Class P	108,637,692	1,683,793	(14,994,634)	7,671,532	102,998,383	1,683,566	(994,635)	-
Voya Investment Grade Credit Fund - Class P	137,303,735	1,412,726	-	6,206,786	144,923,247	1,412,461	-	-
Voya Securitized Credit Fund - Class P	109,252,491	1,420,618	-	1,950,442	112,623,551	1,420,459	-	-
	$650,206,822	$8,201,352	$(39,808,854)	$28,661,209	$647,260,529	$8,200,212	$(2,307,064)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2019, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
THB 11,185,141	USD 351,000	Barclays Bank PLC	04/05/19	$1,481
ILS 1,104,142	USD 296,164	Barclays Bank PLC	04/05/19	7,850
USD 3,115,730	MYR 13,034,344	Barclays Bank PLC	04/05/19	(77,123)
USD 705,000	ZAR 10,063,882	Barclays Bank PLC	04/05/19	7,762
USD 1,428,656	CLP 979,129,085	Barclays Bank PLC	04/05/19	(10,178)
USD 352,000	PLN 1,318,942	BNP Paribas	04/05/19	8,439
USD 701,000	TRY 3,837,640	BNP Paribas	04/05/19	15,041
USD 701,000	CZK 15,876,797	BNP Paribas	04/05/19	10,987
ZAR 9,489,944	USD 704,000	BNP Paribas	04/05/19	(46,525)
CLP 231,096,206	USD 351,000	BNP Paribas	04/05/19	(11,403)
BRL 2,660,627	USD 704,000	Citibank N.A.	04/05/19	(24,592)
USD 2,045,644	CZK 45,832,893	Citibank N.A.	04/05/19	53,724
USD 3,772,525	COP 12,249,653,781	Citibank N.A.	04/05/19	(69,150)
USD 2,513,113	TRY 13,992,215	Citibank N.A.	04/05/19	12,073
USD 1,214,137	PEN 4,064,203	Citibank N.A.	04/05/19	(10,666)
USD 4,655,469	ZAR 66,953,716	Citibank N.A.	04/05/19	16,831
USD 4,636,847	PLN 17,315,757	Citibank N.A.	04/05/19	126,404
ZAR 14,982,514	USD 1,052,000	Citibank N.A.	04/05/19	(13,993)
USD 1,613,770	RON 6,576,921	Citibank N.A.	04/05/19	68,623
USD 4,359,038	THB 141,972,571	Citibank N.A.	04/05/19	(114,991)
USD 705,000	HUF 197,508,993	Citibank N.A.	04/05/19	15,133
USD 5,230,627	BRL 20,220,036	Goldman Sachs International	04/05/19	67,316
USD 3,571,919	RUB 244,933,103	Goldman Sachs International	04/05/19	(159,118)
USD 2,185,534	HUF 609,258,453	Goldman Sachs International	04/05/19	57,493
PHP 8,964,291	USD 167,773	Goldman Sachs International	04/05/19	2,833
CZK 15,815,250	USD 704,000	Goldman Sachs International	04/05/19	(16,662)
USD 4,986,687	MXN 100,698,704	Goldman Sachs International	04/05/19	(198,726)
SGD 1,301,141	USD 951,851	HSBC Bank PLC	04/05/19	8,279
COP 2,176,993,280	USD 704,000	HSBC Bank PLC	04/05/19	(21,262)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

			Settlement Date	Unrealized Appreciation (Depreciation)
USD 353,000	CLP 242,567,480	JPMorgan Chase Bank N.A.	04/05/19	$(3,454)
USD 704,000	PHP 36,848,064	JPMorgan Chase Bank N.A.	04/05/19	2,717
MXN 34,139,565	USD 1,760,000	JPMorgan Chase Bank N.A.	04/05/19	(2,006)
USD 1,052,000	PEN 3,485,592	JPMorgan Chase Bank N.A.	04/05/19	1,569
USD 4,886,876	IDR 70,571,371,417	JPMorgan Chase Bank N.A.	06/28/19	(1,533)
USD 1,058,000	BRL 4,006,011	Morgan Stanley	04/05/19	35,040
HUF 196,800,947	USD 704,000	The Bank of New York Mellon	04/05/19	(16,606)
USD 704,000	HUF 194,837,209	The Bank of New York Mellon	04/05/19	23,465
				$(254,928)

At March 31, 2019, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	1,556	06/19/19	$193,284,375	$2,890,044
U.S. Treasury Long Bond	504	06/19/19	75,426,750	1,982,676
U.S. Treasury Ultra Long Bond	987	06/19/19	165,816,000	6,008,868
			$434,527,125	$10,881,588
Short Contracts:
U.S. Treasury 2-Year Note	(303)	06/28/19	(64,567,406)	(232,551)
U.S. Treasury 5-Year Note	(395)	06/28/19	(45,752,109)	(432,790)
U.S. Treasury Ultra 10-Year Note	(756)	06/19/19	(100,382,625)	(2,157,309)
			$(210,702,140)	$(2,822,650)

At March 31, 2019, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 1	Buy	(5.000)	06/20/24	USD	105,000,000	$(6,978,825)	$(571,200)
						$(6,978,825)	$(571,200)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 03/31/19 (%) (7)	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Inc., 2.750%, due 3/15/2023	Sell	1.000	06/20/24	0.577	USD	6,920,000	$142,331	$769
							142,331	$769

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

(7)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio's Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At March 31, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	1.460%	Semi-Annual	10/13/20	USD	225,664,000	$(3,427,384)	$(3,427,384)
Pay	3-month USD-LIBOR	Quarterly	2.431	Semi-Annual	03/26/29	USD	24,147,000	35,125	35,125
Pay	3-month USD-LIBOR	Quarterly	2.432	Semi-Annual	03/26/29	USD	144,885,000	223,749	223,749
Pay	3-month USD-LIBOR	Quarterly	2.462	Semi-Annual	03/26/29	USD	144,884,000	613,510	613,510
Pay	3-month USD-LIBOR	Quarterly	2.381	Semi-Annual	03/27/29	USD	232,680,000	(700,462)	(700,462)
Pay	3-month USD-LIBOR	Quarterly	2.372	Semi-Annual	10/13/30	USD	50,908,000	(541,167)	(541,167)
Pay	3-month USD-LIBOR	Quarterly	2.510	Semi-Annual	10/13/35	USD	29,003,000	(235,191)	(235,191)
Pay	3-month USD-LIBOR	Quarterly	2.593	Semi-Annual	10/13/40	USD	40,443,000	(94,650)	(94,650)
Receive	3-month USD-LIBOR	Quarterly	1.668	Semi-Annual	10/30/19	USD	444,148,000	2,480,398	2,480,398
Receive	3-month USD-LIBOR	Quarterly	1.780	Semi-Annual	10/13/22	USD	112,415,000	2,005,460	2,005,460
Receive	3-month USD-LIBOR	Quarterly	2.619	Semi-Annual	10/13/45	USD	35,916,000	(1,006)	(1,006)
								$358,382	$358,382

At March 31, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.000%	3-month USD-LIBOR	05/28/19	USD	241,475,000	$507,097	$32,421
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.050%	3-month USD-LIBOR	06/03/19	USD	120,737,000	259,585	15,382
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	3.050%	3-month USD-LIBOR	06/03/19	USD	184,389,000	377,997	23,492
								$1,144,679	$71,295

At March 31, 2019, the following over-the-counter written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.500%	3-month USD-LIBOR	05/28/19	USD	241,475,000	$651,982	$(3,064,029)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.500%	3-month USD-LIBOR	06/03/19	USD	184,389,000	507,070	(2,404,437)
Call on 10-Year Interest Rate Swap(1)	Citibank N.A.	Pay	2.500%	3-month USD-LIBOR	06/03/19	USD	120,737,000	325,990	(1,574,413)
								$1,485,042	$(7,042,879)

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the following over-the-counter forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(2)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(3)	Unrealized Appreciation/(Depreciation)
Call on 5-Year Interest Rate Swap (Purchased)	Bank of America N.A.	5.250%	Receive	3-month USD-LIBOR	02/21/20	USD	29,313,000	$(15,389,325)	$(7,655)
Call on 5-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	5.288%	Receive	3-month USD-LIBOR	04/25/19	USD	125,038,000	(6,611,384)	(225,989)
Call on 5-Year Interest Rate Swap (Purchased)	Goldman Sachs International	5.130%	Receive	3-month USD-LIBOR	03/16/20	USD	51,105,000	(2,621,687)	47,559
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.280%	Receive	3-month USD-LIBOR	02/24/20	USD	24,622,000	(1,299,426)	(12,204)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.290%	Receive	3-month USD-LIBOR	02/27/20	USD	93,680,000	(4,960,356)	(63,012)
Call on 5-Year Interest Rate Swap (Purchased)	Morgan Stanley Capital Services LLC	5.320%	Receive	3-month USD-LIBOR	04/25/19	USD	138,992,000	(7,394,374)	(296,300)
								$(38,276,552)	$(557,601)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(3)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective swaption contract.

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of March 31, 2019 (Unaudited) (Continued)

At March 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $3,680,939,926.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$71,874,005
Gross Unrealized Depreciation	(67,534,926)

Net Unrealized Appreciation	$4,339,079